UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2011

Item 1. Reports to Stockholders

Fidelity®
Michigan Municipal
Income Fund

and

Fidelity
Michigan Municipal Money Market Fund

Annual Report

December 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Michigan Municipal Income Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The investment environment in 2011 was characterized by a number of headline events, most notably the early-August decision by Standard & Poor's to lower the long-term sovereign credit rating of the United States. The historic downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety and within a matter of days wiping out a solid first-half advance that was largely driven by encouraging corporate earnings and economic activity. At the same time, investors were becoming increasingly concerned about the sovereign debt crisis in Europe and its potential to derail the U.S. economy, as well as persistently high unemployment. The combination of these factors set off a wave of unusually high volatility that lasted until late in the year, with wide weekly, and even daily, swings fueled largely by the latest developments coming out of the eurozone.

Against this backdrop, equities struggled to gain any significant momentum in the second half, and finished 2011 with only a modest gain, due in part to a strong October. High-grade bonds, meanwhile, benefited from periodic flights to quality and turned in a solid performance, paced by municipal issues and Treasuries.

Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles. One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Fidelity Michigan Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 1,056.40	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45
Fidelity Michigan Municipal Money Market Fund	.17%
Actual		$ 1,000.00	$ 1,000.10	$ .86**
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .87**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Michigan Municipal Money Market Fund would have been .54% and the expenses paid in the actual and hypothetical examples above would have been $2.72 and $2.75, respectively.

Annual Report

Fidelity® Michigan Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Michigan Municipal Income Fund	9.20%	4.83%	5.06%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Michigan Municipal Income Fund on December 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Michigan Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap: Municipal bonds generated a low double-digit return for the 12 months ending December 31, 2011, ranking them as one of the year's best-performing asset classes. The Barclays Capital® Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade fixed-rate bonds - advanced 10.70%, significantly outpacing the 7.84% gain of the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index. In early 2011, muni prices fell due to inflation concern, uncertain tax policy, anticipated heavy supply and the lingering effects of late-2010 headlines forecasting an unprecedented wave of issuer defaults. But in February, munis began what amounted to a virtually uninterrupted rally, as demand surged, supply was muted, widespread defaults didn't materialize and the fiscal health of issuers improved. During the summer, a dimming U.S. economic outlook, unresolved debt woes in Europe and legislative wrangling over the U.S. debt ceiling fueled further demand for munis, as U.S. investors sought haven against global economic uncertainty. The muni sector lost modest ground in October, due in part to the ongoing challenging credit environment and various proposals out of Washington, D.C., that could potentially limit munis' tax-free benefits. However, those losses were quickly erased in November, and munis posted a strong gain in December.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Michigan Municipal Income Fund: For the year, the fund returned 9.20%, while the Barclays Capital Michigan Enhanced Municipal Bond Index rose 10.73%. The fund's underweighted exposure to health care and transportation bonds was the main detractor from relative performance. Health care bonds were some one of the market's best-performing securities, due to investors' surging appetite for higher-yielding, tax-free bonds. Transportation bonds outpaced the index, as demand for them was strong throughout much of the period. In contrast, out-of-benchmark holdings in Puerto Rico bonds bolstered relative performance, because they generally outperformed as market participants gravitated to their comparatively high yields and triple-tax-exempt status as a U.S. territory, especially in light of various actions taken by the government there to stabilize its fiscal situation. The fund's performance also got a modest boost from its overweighting in local general obligation bonds (GOs), which fared better than state-backed bonds, an area in which the fund was underweighted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.3	45.8
Water & Sewer	19.4	20.7
Health Care	15.4	15.8
Special Tax	5.5	6.0
Education	5.1	5.0
Weighted Average Maturity as of December 31, 2011
		6 months ago
Years	6.0	6.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	6.7	6.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
AAA 6.9%	AAA 7.7%
AA,A 84.3%	AA,A 85.8%
BBB 2.4%	BBB 2.7%
BB and Below 1.3%	BB and Below 1.3%
Not Rated 1.7%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Michigan Municipal Income Fund

Investments December 31, 2011

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,105,359
Series 2006 A, 5% 10/1/23	1,000,000	997,290
		2,102,649
Michigan - 94.0%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,718,829
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,708,097
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,777,461
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,566,575
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,605,600
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	2,220,000	2,779,773
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,567,042
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	9,305,000
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Series 2003:
5.25% 5/1/17	1,370,000	1,444,035
5.25% 5/1/18	1,100,000	1,158,542
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,109,210
5% 5/1/17 (FSA Insured)	2,065,000	2,279,925
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,811,549
5% 6/1/25 (AMBAC Insured)	1,775,000	1,910,539
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,852,198
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,038,259
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,903,730
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,961,140
Clarkston Cmnty. Schools Series 2008:
5% 5/1/15 (FSA Insured)	1,905,000	2,081,327
5% 5/1/16 (FSA Insured)	1,855,000	2,072,851
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	$ 1,000,000	$ 1,101,700
Constantine Pub. Schools Series 2002, 5% 5/1/25	1,130,000	1,174,251
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series 2003, 5% 5/1/33	1,800,000	1,802,844
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	5,089,350
Series 2003, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,211,794
Series 2005 A, 5.25% 5/1/30	5,000,000	5,185,100
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003, 5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765,000	4,881,885
Detroit Gen. Oblig.:
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	1,990,140
Series 2004, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,691,472
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,870,955
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,039,648
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,443,115
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	2,967,678
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	3,144,570
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	538,499
Series 2006:
5% 7/1/15 (FGIC Insured)	1,085,000	1,170,563
5% 7/1/36	7,800,000	7,713,108
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	6,247,728
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	7,018,507
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,986,600
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,373,550
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,108,460
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,201,800
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,403,195
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	$ 2,800,000	$ 2,935,184
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,206,250
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	4,922,300
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,644,212
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,809,191
Dexter Cmnty. Schools:
(School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,139,220
Series 2003, 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,061,157
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,318,933
5% 5/1/28 (FSA Insured)	1,250,000	1,340,625
5% 5/1/29 (FSA Insured)	1,275,000	1,361,585
East Grand Rapids Pub. School District Gen. Oblig. Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,574,611
5% 5/1/17 (FSA Insured)	1,985,000	2,188,522
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,708,124
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,993,020
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,916,219
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,355,174
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,416,584
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,168,054
5% 5/1/17 (FSA Insured)	1,615,000	1,783,654
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	1,210,000	1,309,740
5% 5/1/17 (FSA Insured)	1,390,000	1,524,761
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,331,296
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,490,039
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Genesee County Gen. Oblig. Series 2005: - continued
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,505,000	$ 1,646,846
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,352,582
5% 5/1/17 (FSA Insured)	1,230,000	1,348,830
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,293,405
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,418,937
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,554,818
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,531,975
5% 5/1/19 (FSA Insured)	1,315,000	1,546,453
Grand Rapids San. Swr. Sys. Rev.:
Series 2004, 5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,582,000
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,086,940
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,150,780
Series 2008, 5% 1/1/38	3,320,000	3,506,119
Series 2010, 5% 1/1/28	3,000,000	3,515,190
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (FGIC Insured)	5,000,000	5,267,450
Grand Traverse County Hosp. Series 2011 A, 5.375% 7/1/35	2,000,000	2,051,540
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	574,435
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,248,200
Series 2009, 5.625% 12/1/29	2,400,000	2,608,800
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,078,388
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,056,685
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	539,270
5.25% 5/1/21 (FSA Insured)	2,000,000	2,355,560
5.25% 5/1/24 (FSA Insured)	2,100,000	2,398,746
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,221,264
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (FSA Insured)	$ 1,000,000	$ 1,118,170
5.25% 5/1/41	1,750,000	1,875,090
Huron Valley School District Series 2003, 5.25% 5/1/16	2,450,000	2,597,784
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,321,550
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.) Series 2003 B, 5.25% 5/15/14 (FSA Insured)	1,200,000	1,287,168
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,601,232
5.25% 5/1/16 (FSA Insured)	1,500,000	1,730,445
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,334,785
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	3,025,000	3,883,707
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13 (Escrowed to Maturity)	1,080,000	1,100,920
(Spectrum Health Sys. Proj.):
Series 1998 A, 5.375% 1/15/12	2,505,000	2,508,407
Series 2011 A, 5.5% 11/15/25	5,000,000	5,658,200
Series 2011 C, 5% 1/15/42	5,000,000	5,062,900
L'Anse Creuse Pub. Schools Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,434,281
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	5,000,000	5,529,100
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,536,030
5% 5/1/20 (FSA Insured)	1,425,000	1,614,269
5% 5/1/22 (FSA Insured)	1,395,000	1,569,054
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,000,000	3,355,020
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	1,460,000	1,573,734
5% 5/1/16 (FSA Insured)	1,425,000	1,614,411
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,560,000
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,337,650
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,249,440
Series IA 5.375% 10/15/41	3,000,000	3,245,070
Michigan Fin. Auth. Rev. (Trinity Health Sys. Proj.):
Series 2010 A, 5% 12/1/27	1,100,000	1,189,397
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev. (Trinity Health Sys. Proj.): - continued
Series 2011 MI, 5% 12/1/39	$ 7,000,000	$ 7,131,180
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	1,335,000	1,399,494
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,739,700
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 5% 11/15/23	7,500,000	8,414,850
(Crittenton Hosp. Proj.) Series 2002:
5.5% 3/1/13	455,000	461,288
5.5% 3/1/14	1,300,000	1,317,485
5.5% 3/1/15	1,985,000	2,011,242
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/12	1,485,000	1,533,960
5% 11/15/14	1,000,000	1,085,620
5% 11/15/17	1,000,000	1,102,170
Series 2009, 5.25% 11/15/24	3,000,000	3,210,960
(McLaren Health Care Corp. Proj.) Series 2008 A:
5.25% 5/15/15	1,615,000	1,790,874
5.75% 5/15/38	6,880,000	7,268,926
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity)	2,500,000	2,504,850
Series 1996:
5.375% 8/15/16 (Escrowed to Maturity)	2,135,000	2,141,149
5.375% 8/15/26 (Escrowed to Maturity)	2,450,000	2,454,753
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,015,140
Series 2009 A, 6.125% 6/1/39	3,740,000	4,028,691
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,102,240
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	195,000	203,319
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	589,682
5% 11/15/18	725,000	792,186
5% 11/15/19	1,000,000	1,074,430
5% 11/15/20	2,000,000	2,131,440
5% 11/15/31	5,000,000	5,032,500
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,000,000	5,657,350
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Trinity Health Sys. Proj.):
5% 12/1/26	$ 3,725,000	$ 3,921,494
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	830,000	993,377
5.375% 12/1/30	1,000,000	1,010,200
5.375% 12/1/30 (Pre-Refunded to 12/1/12 @ 100)	95,000	99,357
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010, 5% 10/1/30	4,850,000	5,428,266
(Clean Wtr. Proj.) Series 2004, 5% 10/1/26	4,925,000	5,311,268
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,403,076
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,169,126
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,401,548
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,708,129
Series 2002, 5.375% 10/1/19 (Pre-Refunded to 10/1/12 @ 100)	2,005,000	2,081,872
Series 2005, 5% 10/1/23	385,000	459,498
Series 2009, 5% 10/1/26	5,000,000	5,767,900
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,820,420
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,962,823
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	11,151,480
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,239,706
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	3,000,000	2,270,910
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,593,250
Series 2002 B, 5.25% 10/1/16 (FSA Insured)	3,000,000	3,094,950
Series 2005, 5.5% 11/1/20 (FSA Insured)	2,500,000	3,160,475
Series 2006, 5.25% 11/1/15 (FGIC Insured)	5,000,000	5,768,400
Series 2011, 5% 11/15/36	2,000,000	2,182,000
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	475,159
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	551,956
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,837,021
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006: - continued
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,290,000	$ 1,429,423
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,224,155
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,712,102
5% 5/1/16 (FSA Insured)	1,475,000	1,638,120
5% 5/1/17 (FSA Insured)	3,675,000	4,023,721
Okemos Pub. School District Series 1993, 0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,664,113
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,157,470
5.25% 5/1/27 (FSA Insured)	1,135,000	1,258,261
Ottawa County Wtr. Supply Sys. Rev. Series 2010:
4.5% 5/1/33	2,680,000	2,877,945
5% 5/1/37	1,100,000	1,203,224
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,544,114
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,308,175
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002, 5.5% 5/1/14	1,000,000	1,040,200
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,122,529
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,087,320
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,146,380
5% 5/1/16 (FSA Insured)	1,025,000	1,122,642
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,701,500
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,847,132
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,212,995
5% 5/1/38 (FSA Insured)	1,000,000	1,045,090
Riverview Cmnty. School District Series 2004:
5% 5/1/14	630,000	680,274
5% 5/1/15	955,000	1,036,013
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Riverview Cmnty. School District Series 2004: - continued
5% 5/1/17	$ 1,000,000	$ 1,085,070
5% 5/1/18	1,000,000	1,083,150
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,711,723
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,266,050
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29	1,750,000	2,081,013
8.25% 9/1/39	3,100,000	3,706,763
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	4,958,300
Saint Clair County Gen. Oblig. Series 2004:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,498,997
5% 4/1/19 (AMBAC Insured)	1,475,000	1,595,006
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,195,837
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,764,625
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,096,150
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,253,284
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	1,909,218
5% 5/1/16 (FSA Insured)	1,750,000	1,990,415
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,115,410
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,144,120
5% 5/1/15	2,135,000	2,308,447
Univ. of Michigan Univ. Rev. Series 2010 C, 5% 4/1/26	6,085,000	7,112,391
Utica Cmnty. Schools:
Series 2004, 5% 5/1/17	3,000,000	3,226,320
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,119,560
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,282,840
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	$ 3,090,000	$ 3,486,354
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,011,410
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/21 (b)	5,000,000	5,409,700
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (FGIC Insured)	5,435,000	5,538,972
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	6,041,693
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,108,190
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	2,059,950
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,101,680
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,139,261
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,244,727
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	245,000	270,585
		584,388,925
Puerto Rico - 1.9%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,153,420
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	2,196,760
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	12,000,000	1,989,480
0% 8/1/47 (AMBAC Insured)	1,000,000	113,950
Series 2009 A:
6% 8/1/42	4,000,000	4,381,280
6.5% 8/1/44	1,500,000	1,695,780
		11,530,670
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	$ 1,500,000	$ 1,572,600
Series 2009 B, 5% 10/1/25	1,200,000	1,244,316
		2,816,916
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $566,978,682)	600,839,160
NET OTHER ASSETS (LIABILITIES) - 3.4%	21,155,081
NET ASSETS - 100%	$ 621,994,241
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	44.3%
Water & Sewer	19.4%
Health Care	15.4%
Special Tax	5.5%
Education	5.1%
Others* (Individually Less Than 5%)	10.3%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $566,978,682)		$ 600,839,160
Cash		15,780,388
Receivable for fund shares sold		422,368
Interest receivable		6,585,064
Prepaid expenses		1,326
Other receivables		692
Total assets		623,628,998

Liabilities
Payable for fund shares redeemed	$ 553,811
Distributions payable	744,696
Accrued management fee	188,208
Transfer agent fee payable	82,862
Other affiliated payables	25,064
Other payables and accrued expenses	40,116
Total liabilities		1,634,757

Net Assets		$ 621,994,241
Net Assets consist of:
Paid in capital		$ 588,158,942
Undistributed net investment income		45,485
Accumulated undistributed net realized gain (loss) on investments		(70,664)
Net unrealized appreciation (depreciation) on investments		33,860,478
Net Assets, for 50,806,726 shares outstanding		$ 621,994,241
Net Asset Value, offering price and redemption price per share ($621,994,241 ÷ 50,806,726 shares)		$ 12.24

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2011
Investment Income
Interest		$ 26,127,421

Expenses
Management fee	$ 2,178,267
Transfer agent fees	485,287
Accounting fees and expenses	144,456
Custodian fees and expenses	7,167
Independent trustees' compensation	2,245
Registration fees	19,696
Audit	48,439
Legal	6,748
Miscellaneous	6,411
Total expenses before reductions	2,898,716
Expense reductions	(2,497)	2,896,219
Net investment income (loss)		23,231,202
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,334)
Change in net unrealized appreciation (depreciation) on investment securities		28,932,158
Net gain (loss)		28,930,824
Net increase (decrease) in net assets resulting from operations		$ 52,162,026

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,231,202	$ 25,546,192
Net realized gain (loss)	(1,334)	814,536
Change in net unrealized appreciation (depreciation)	28,932,158	(11,101,701)
Net increase (decrease) in net assets resulting from operations	52,162,026	15,259,027
Distributions to shareholders from net investment income	(23,214,211)	(25,524,718)
Distributions to shareholders from net realized gain	(352,543)	(378,580)
Total distributions	(23,566,754)	(25,903,298)
Share transactions Proceeds from sales of shares	71,220,723	98,472,500
Reinvestment of distributions	14,650,857	16,035,129
Cost of shares redeemed	(119,227,678)	(122,308,020)
Net increase (decrease) in net assets resulting from share transactions	(33,356,098)	(7,800,391)
Redemption fees	2,805	2,123
Total increase (decrease) in net assets	(4,758,021)	(18,442,539)

Net Assets
Beginning of period	626,752,262	645,194,801
End of period (including undistributed net investment income of $45,485 and undistributed net investment income of $71,454, respectively)	$ 621,994,241	$ 626,752,262
Other Information Shares
Sold	6,005,757	8,226,552
Issued in reinvestment of distributions	1,233,872	1,340,660
Redeemed	(10,174,511)	(10,280,828)
Net increase (decrease)	(2,934,882)	(713,616)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 11.85	$ 11.29	$ 11.76	$ 11.82
Income from Investment Operations
Net investment income (loss) B	.463	.462	.460	.457	.461
Net realized and unrealized gain (loss)	.586	(.184)	.575	(.465)	(.031)
Total from investment operations	1.049	.278	1.035	(.008)	.430
Distributions from net investment income	(.462)	(.461)	(.460)	(.457)	(.462)
Distributions from net realized gain	(.007)	(.007)	(.015)	(.005)	(.028)
Total distributions	(.469)	(.468)	(.475)	(.462)	(.490)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 12.24	$ 11.66	$ 11.85	$ 11.29	$ 11.76
Total Return A	9.20%	2.32%	9.30%	(.06)%	3.73%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.49%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.49%	.49%	.50%	.49%	.49%
Expenses net of all reductions	.49%	.49%	.50%	.47%	.44%
Net investment income (loss)	3.90%	3.86%	3.94%	3.96%	3.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 621,994	$ 626,752	$ 645,195	$ 568,852	$ 592,633
Portfolio turnover rate	9%	7%	6%	19%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/11	% of fund's investments 6/30/11	% of fund's investments 12/31/10
1 - 7	75.0	70.2	82.5
8 - 30	4.7	9.0	0.7
31 - 60	4.6	10.3	5.8
61 - 90	2.7	0.1	1.8
91 - 180	7.0	4.5	2.0
> 180	6.0	5.9	7.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	12/31/11	6/30/11	12/31/10
Fidelity Michigan Municipal Money Market Fund	34 Days	29 Days	28 Days
All Tax-Free Money Market Funds Average*	32 Days	26 Days	31 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	12/31/11	6/30/11	12/31/10
Fidelity Michigan Municipal Money Market Fund	34 Days	29 Days	28 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
Variable Rate Demand Notes (VRDNs) 70.2%	Variable Rate Demand Notes (VRDNs) 63.7%
Commercial Paper (including CP Mode) 13.4%	Commercial Paper (including CP Mode) 18.3%
Tender Bonds 6.4%	Tender Bonds 5.3%
Municipal Notes 1.0%	Municipal Notes 4.0%
Fidelity Municipal Cash Central Fund 4.4%	Fidelity Municipal Cash Central Fund 0.7%
Other Investments 4.3%	Other Investments 3.6%
Net Other Assets 0.3%	Net Other Assets 4.4%

Current and Historical Seven-Day Yields

	1/2/12	10/3/11	6/27/11	3/28/11	1/3/11
Fidelity Michigan Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money by investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending January 2, 2012, the most recent period shown in the table, would have been -0.38%.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investments December 31, 2011

Showing Percentage of Net Assets

Municipal Securities - 99.7%
	Principal Amount	Value
Colorado - 0.1%
Colorado Hsg. & Fin. Auth. Series 2003 A2, 0.09% 1/6/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (a)	$ 900,000	$ 900,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1987, 0.5% 1/3/12, VRDN (a)(d)	2,300,000	2,300,000
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series C, 0.11% 1/6/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (a)	945,000	945,000
Illinois - 0.5%
Chicago Wtr. Rev. Series 2004 A2, 0.13% 1/6/12, LOC California Pub. Employees Retirement Sys., VRDN (a)	1,370,000	1,370,000
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 0.08% 1/6/12, LOC JPMorgan Chase Bank, LOC BMO Harris Bank NA, VRDN (a)	2,700,000	2,700,000
		4,070,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.45% tender 1/12/12, CP mode (d)	1,400,000	1,400,000
Louisiana - 0.7%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.14% 1/6/12, VRDN (a)(d)	3,300,000	3,300,000
Series 2003, 0.14% 1/6/12, VRDN (a)(d)	3,000,000	3,000,000
		6,300,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 0.6% tender 1/26/12, CP mode	2,000,000	2,000,000
Michigan - 90.7%
Dearborn School District Bonds:
Series 2010 A1, 5% 5/1/12 (Pre-Refunded to 5/1/12 @ 100)	1,800,000	1,828,533
Series II, 5% 5/1/12 (Pre-Refunded to 5/1/12 @ 100)	3,525,000	3,581,039
5% 5/1/12 (Pre-Refunded to 5/1/12 @ 100)	4,600,000	4,672,291
Detroit City School District Participating VRDN Series Solar 06 01, 0.09% 1/6/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,820,000	14,820,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Eastern Michigan Univ. Revs.:
Series 2009 A, 0.11% 1/3/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 7,125,000	$ 7,125,000
Series 2009 B, 0.11% 1/3/12, LOC JPMorgan Chase Bank, VRDN (a)	8,300,000	8,300,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 0.09% 1/6/12, LOC PNC Bank NA, VRDN (a)	6,785,000	6,785,000
Grand Rapids Wtr. Supply Sys. Bonds Series 2010, 2% 1/1/12	1,000,000	1,000,000
Grand Traverse County Hosp. Series 2011 B, 0.11% 1/6/12, LOC JPMorgan Chase Bank, VRDN (a)	12,825,000	12,825,000
Grand Valley Michigan State Univ. Rev.:
Series 2005, 0.07% 1/6/12, LOC PNC Bank NA, VRDN (a)	24,300,000	24,300,000
Series 2008 B, 0.06% 1/6/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	13,940,000	13,940,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.):
Series 2008 B3, 0.08% 1/6/12 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	15,900,000	15,900,000
Series 2008 C, 0.08% 1/6/12, LOC Bank of New York, New York, VRDN (a)	37,200,000	37,200,000
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5%, tender 1/15/12 (a)	7,000,000	7,012,288
Michigan Bldg. Auth. Rev.:
Participating VRDN Series Solar 06 21, 0.09% 1/6/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	3,800,000	3,800,000
Series 2011 IIB, 0.08% 1/6/12, LOC JPMorgan Chase Bank, VRDN (a)	8,700,000	8,700,000
Series 6:
0.16% 1/12/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	8,400,000	8,400,000
0.16% 1/12/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	16,960,000	16,960,000
Michigan Fin. Auth. Rev.:
Bonds Series 2011:
2% 10/1/12	8,400,000	8,509,965
2% 10/1/12	4,150,000	4,204,328
RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	8,400,000	8,490,212
Series 2011 L, 0.24% 1/6/12, LOC Citibank NA, VRDN (a)	15,700,000	15,700,000
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.09% 1/6/12, LOC JPMorgan Chase Bank, VRDN (a)	9,665,000	9,665,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(McLaren Health Care Corp. Proj.) Series 2008 B3, 0.09% 1/6/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 2,000,000	$ 2,000,000
Bonds:
(Ascension Health Cr. Group Proj.):
Series 1999 B, 3.75%, tender 3/15/12 (a)	8,700,000	8,758,232
Series 2010 F1, 1.5%, tender 6/1/12 (a)	7,600,000	7,637,228
Series 2010 F5, 0.45%, tender 3/15/12 (a)	8,000,000	8,000,000
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.19%, tender 7/27/12 (a)	8,800,000	8,800,000
0.19%, tender 7/27/12 (a)	7,100,000	7,100,000
0.2%, tender 7/27/12 (a)	8,800,000	8,800,000
(McLaren Health Care Corp. Proj.) Series 2008 A, 5% 5/15/12	1,225,000	1,245,583
(Trinity Health Sys. Proj.):
Series 2008 C:
0.11% tender 2/14/12, CP mode	11,000,000	11,000,000
0.13% tender 2/14/12, CP mode	12,000,000	12,000,000
0.16% tender 3/6/12, CP mode	4,000,000	4,000,000
0.16% tender 6/6/12, CP mode	36,000,000	36,000,000
Series B, 0.16% tender 3/6/12, CP mode	3,000,000	3,000,000
Series C, 0.18% tender 2/8/12, CP mode	17,000,000	17,000,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.13% 1/6/12, LOC Citibank NA, VRDN (a)(d)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.13% 1/6/12, LOC Citibank NA, VRDN (a)(d)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.13% 1/6/12, LOC Citibank NA, VRDN (a)(d)	6,350,000	6,350,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.12% 1/6/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	3,900,000	3,900,000
(Hunt Club Apts. Proj.) 0.12% 1/6/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(d)	6,695,000	6,695,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2007 B, 0.11% 1/6/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (a)(d)	71,500,000	71,500,000
Series 2009 D, 0.09% 1/6/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (a)	34,900,000	34,900,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.1% 1/6/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 6,300,000	$ 6,300,000
Michigan Muni. Bond Auth. Rev. Bonds:
Series 2002, 5.25% 10/1/12	1,000,000	1,037,493
Series 2003 A, 5.25% 6/1/12	3,545,000	3,617,256
Michigan State Univ. Revs.:
Participating VRDN Series WF 11 33 C, 0.11% 1/6/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	5,500,000	5,500,000
Series 2000 A, 0.06% 1/6/12 (Liquidity Facility Northern Trust Co.), VRDN (a)	2,100,000	2,100,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.44% 1/6/12, LOC Bank of America NA, VRDN (a)(d)	1,100,000	1,100,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Almond Products, Inc. Proj.) 0.4% 1/6/12, LOC Bank of America NA, VRDN (a)(d)	7,335,000	7,335,000
(BC & C Proj.) 0.2% 1/6/12, LOC Comerica Bank, VRDN (a)(d)	535,000	535,000
(Consumers Energy Co. Proj.) 0.11% 1/6/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)(d)	35,000,000	35,000,000
(Evangelical Homes of Michigan Proj.) Series 2008, 0.1% 1/6/12, LOC JPMorgan Chase & Co., VRDN (a)	6,900,000	6,900,000
(Greenpath, Inc. Proj.) Series 2011, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (a)	7,000,000	7,000,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.07% 1/3/12, LOC Comerica Bank, VRDN (a)	10,550,000	10,550,000
(PBL Enterprises, Inc. Proj.) Series 1997, 0.2% 1/6/12, LOC Comerica Bank, VRDN (a)(d)	160,000	160,000
(Pioneer Laboratories, Inc. Proj.) 0.2% 1/6/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	700,000	700,000
(S & S LLC Proj.) Series 2000, 0.39% 1/6/12, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,105,000	1,105,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.1% 1/6/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,000,000	19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.11% 1/6/12, LOC Comerica Bank, VRDN (a)	11,350,000	11,350,000
(Van Andel Research Institute Proj.) Series 2008, 0.16% 1/6/12, LOC Bank of America NA, VRDN (a)	91,000,000	91,000,001
(W.H. Porter, Inc. Proj.) Series 2001, 0.84% 1/6/12, LOC Bank of America NA, VRDN (a)(d)	1,850,000	1,850,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.1% 1/6/12, LOC JPMorgan Chase Bank, VRDN (a)	10,715,000	10,715,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.25% 1/6/12, LOC Bank of America NA, VRDN (a)	$ 8,100,000	$ 8,100,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling Gen. Station Proj.) Series 1990, 0.13% 1/6/12, LOC Barclays Bank PLC, VRDN (a)(d)	3,345,000	3,345,000
Michigan Trunk Line Fund Rev. Bonds Series 2005 B, 5% 9/1/12	5,000,000	5,156,057
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 0.15% 1/6/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,800,000	4,800,000
(Pratt & Miller Engineering & Fabrication, Inc. Proj.) Series 2004, 0.4% 1/6/12, LOC Bank of America NA, VRDN (a)(d)	2,380,000	2,380,000
(Progressive Metal Manufacturing Co. Proj.) 0.2% 1/6/12, LOC Comerica Bank, VRDN (a)(d)	440,000	440,000
Three Rivers Cmnty. Schools Bonds 5% 5/1/12 (Michigan Gen. Oblig. Guaranteed)	1,420,000	1,441,379
Univ. of Michigan Univ. Rev. Bonds Series C, 2% 4/1/12	1,450,000	1,456,549
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.1% 1/6/12, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	5,865,000	5,865,000
Wayne County Arpt. Auth. Rev.:
0.09% 1/6/12, LOC JPMorgan Chase Bank, VRDN (a)	8,600,000	8,600,000
0.1% 1/6/12, LOC PNC Bank NA, VRDN (a)(d)	9,000,000	9,000,000
0.11% 1/6/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	9,000,000	9,000,000
		794,038,434
Nebraska - 0.1%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.17% 1/6/12, LOC Bank of America NA, VRDN (a)(d)	1,000,000	1,000,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.6% tender 1/10/12, CP mode (d)	1,700,000	1,700,000
Series A1, 0.53% tender 1/12/12, CP mode (d)	300,000	300,000
		2,000,000
New York - 0.9%
New York Dorm. Auth. Revs. Participating VRDN Series PT 4623, 0.3% 1/6/12 (Liquidity Facility Deutsche Postbank AG) (a)(e)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 0.1%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.16% 1/6/12, LOC RBS Citizens NA, VRDN (a)	$ 1,000,000	$ 1,000,000
Pennsylvania - 0.1%
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.1% 1/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	895,000	895,000
Texas - 0.5%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 C, 0.08% 1/6/12, LOC Wells Fargo Bank NA, VRDN (a)	3,500,000	3,500,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2000, 0.14% 1/6/12, VRDN (a)(d)	1,000,000	1,000,000
		4,500,000
Virginia - 0.6%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.25% tender 1/20/12, CP mode (d)	3,200,000	3,200,000
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.18% 1/6/12, LOC Bank of America NA, VRDN (a)	1,070,000	1,070,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1046, 0.23% 1/6/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,000,000	1,000,000
		5,270,000
Shares
Other - 4.4%
Fidelity Municipal Cash Central Fund, 0.10% (b)(c)	38,349,000	38,349,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $872,967,434)		872,967,434
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,668,611
NET ASSETS - 100%		$ 875,636,045
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 66,305
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $834,618,434)	$ 834,618,434
Fidelity Central Funds (cost $38,349,000)	38,349,000
Total Investments (cost $872,967,434)		$ 872,967,434
Cash		61,527
Receivable for fund shares sold		11,066,660
Interest receivable		664,512
Distributions receivable from Fidelity Central Funds		2,883
Prepaid expenses		2,081
Other receivables		204
Total assets		884,765,301

Liabilities
Payable for fund shares redeemed	$ 8,874,272
Distributions payable	128
Accrued management fee	94,515
Other affiliated payables	127,999
Other payables and accrued expenses	32,342
Total liabilities		9,129,256

Net Assets		$ 875,636,045
Net Assets consist of:
Paid in capital		$ 875,631,329
Accumulated undistributed net realized gain (loss) on investments		4,716
Net Assets, for 874,679,136 shares outstanding		$ 875,636,045
Net Asset Value, offering price and redemption price per share ($875,636,045 ÷ 874,679,136 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2011
Investment Income
Interest		$ 1,886,345
Income from Fidelity Central Funds		66,305
Total income		1,952,650

Expenses
Management fee	$ 3,150,430
Transfer agent fees	1,352,868
Accounting fees and expenses	106,235
Custodian fees and expenses	12,821
Independent trustees' compensation	3,172
Registration fees	30,469
Audit	37,424
Legal	9,743
Miscellaneous	6,530
Total expenses before reductions	4,709,692
Expense reductions	(2,843,257)	1,866,435
Net investment income (loss)		86,215
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(10)
Net increase in net assets resulting from operations		$ 86,205

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 86,215	$ 87,907
Net realized gain (loss)	(10)	(49)
Net increase in net assets resulting from operations	86,205	87,858
Distributions to shareholders from net investment income	(86,008)	(88,062)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,427,760,562	2,466,684,976
Reinvestment of distributions	85,070	87,186
Cost of shares redeemed	(2,442,465,101)	(2,479,002,606)
Net increase (decrease) in net assets and shares resulting from share transactions	(14,619,469)	(12,230,444)
Total increase (decrease) in net assets	(14,619,272)	(12,230,648)

Net Assets
Beginning of period	890,255,317	902,485,965
End of period	$ 875,636,045	$ 890,255,317

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.017	.032
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.017	.032
Distributions from net investment income	- D	- D	- D	(.017)	(.032)
Distributions from net realized gain	-	-	- D	-	- D
Total distributions	- D	- D	- D	(.017)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.02%	1.68%	3.21%
Ratios to Average Net Assets B,C
Expenses before reductions	.55%	.55%	.60%	.54%	.54%
Expenses net of fee waivers, if any	.22%	.30%	.48%	.54%	.54%
Expenses net of all reductions	.22%	.30%	.48%	.48%	.42%
Net investment income (loss)	.01%	.01%	.02%	1.66%	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 875,636	$ 890,255	$ 902,486	$ 1,121,825	$ 1,087,587

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2011

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Michigan Municipal Income Fund	$ 566,932,629	$ 36,100,763	$ (2,194,232)	$ 33,906,531
Fidelity Michigan Municipal Money Market Fund	872,967,434	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$ -	$ (70,644)	$ 33,906,531
Fidelity Michigan Municipal Money Market Fund	4,920	(46)	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal Year of Expiration 2018
Fidelity Michigan Municipal Money Market Fund	$ (39)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity Michigan Municipal Income Fund	$ (30,263)	$ (40,401)	$ (70,664)
Fidelity Michigan Municipal Money Market Fund	(7)	(-)	(46)

The tax character of distributions paid was as follows:

December 31, 2011
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 23,214,211	$ -	$ 352,543	$ 23,566,754
Fidelity Michigan Municipal Money Market Fund	86,008	-	-	86,008
December 31, 2010
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 25,524,718	$ 162,248	$ 216,332	$ 25,903,298
Fidelity Michigan Municipal Money Market Fund	88,062	-	-	88,062

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $51,488,134 and $98,733,688, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The

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5. Fees and Other Transactions with Affiliates -continued

Management Fee - continued

management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.16%

During the period, FMR or its affiliates waived a portion of these fees for the Money Market Fund.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit - continued

Fidelity Michigan Municipal Income Fund	$ 1,873

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $2,841,829.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Accounting expense reduction
Fidelity Michigan Municipal Income Fund	$ 2,497	$ -
Fidelity Michigan Municipal Money Market Fund	1,415	13

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Michigan Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Michigan Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2011 the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Robert P. Brown (48)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2011, 100% of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund's income dividends were free from federal income tax, and 0.30% of Fidelity Michigan Municipal Income Fund and 25.91% Fidelity Michigan Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Michigan Municipal Income Fund / Fidelity Michigan Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Michigan Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Michigan Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 36% would mean that 64% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Fidelity Michigan Municipal Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Michigan Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2010. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity Michigan Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid by the fund in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

MIR-UANN-0212
1.787737.108

Fidelity®
Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Annual Report

December 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Ohio Municipal Income Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The investment environment in 2011 was characterized by a number of headline events, most notably the early-August decision by Standard & Poor's to lower the long-term sovereign credit rating of the United States. The historic downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety and within a matter of days wiping out a solid first-half advance that was largely driven by encouraging corporate earnings and economic activity. At the same time, investors were becoming increasingly concerned about the sovereign debt crisis in Europe and its potential to derail the U.S. economy, as well as persistently high unemployment. The combination of these factors set off a wave of unusually high volatility that lasted until late in the year, with wide weekly, and even daily, swings fueled largely by the latest developments coming out of the eurozone.

Against this backdrop, equities struggled to gain any significant momentum in the second half, and finished 2011 with only a modest gain, due in part to a strong October. High-grade bonds, meanwhile, benefited from periodic flights to quality and turned in a solid performance, paced by municipal issues and Treasuries.

Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles. One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Fidelity Ohio Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 1,054.90	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45
Fidelity Ohio Municipal Money Market Fund	.20%
Actual		$ 1,000.00	$ 1,000.10	$ 1.01**
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Ohio Municipal Money Market Fund would have been .52% and the expenses paid in the actual and hypothetical examples above would have been $2.62 and $2.65, respectively.

Annual Report

Fidelity Ohio Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Ohio Municipal Income Fund	9.62%	4.82%	5.12%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Ohio Municipal Income Fund on December 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Ohio Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap: Municipal bonds generated a low double-digit return for the 12 months ending December 31, 2011, ranking them as one of the year's best-performing asset classes. The Barclays Capital® Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade fixed-rate bonds - advanced 10.70%, significantly outpacing the 7.84% gain of the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index. In early 2011, muni prices fell due to inflation concern, uncertain tax policy, anticipated heavy supply and the lingering effects of late-2010 headlines forecasting an unprecedented wave of issuer defaults. But in February, munis began what amounted to a virtually uninterrupted rally, as demand surged, supply was muted, widespread defaults didn't materialize and the fiscal health of issuers improved. During the summer, a dimming U.S. economic outlook, unresolved debt woes in Europe and legislative wrangling over the U.S. debt ceiling fueled further demand for munis, as U.S. investors sought haven against global economic uncertainty. The muni sector lost modest ground in October, due in part to the ongoing challenging credit environment and various proposals out of Washington, D.C., that could potentially limit munis' tax-free benefits. However, those losses were quickly erased in November, and munis posted a strong gain in December.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Ohio Municipal Income Fund: For the year, the fund returned 9.62%, while the Barclays Capital Ohio 4+ Year Enhanced Modified 2% Tobacco Municipal Bond Index rose 11.24%. The fund's yield-curve positioning and underweighting in health care bonds were the primary detractors from relative performance. In terms of its yield-curve positioning, modestly overweighting longer-term bonds and underweighting stronger-performing intermediate-maturity securities detracted, as the yield differential between the two widened. The fund's underweighting in health care bonds hurt, because these securities were some of the market's best-performing due to investors' surging appetite for higher-yielding, tax-free bonds. Out-of-benchmark holdings in Puerto Rico bonds bolstered relative performance, as investors were drawn to their relatively high yields and triple-tax-exempt status as a U.S. territory, especially in light of actions taken by the government there to stabilize its fiscal situation. The fund's performance also was aided by a larger-than-index stake in tobacco bonds, which outpaced the Ohio muni market, thanks to their gains in the final months of 2011, when yield-hungry investors gravitated to the group.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.5	37.1
Health Care	17.8	17.4
Education	14.1	13.7
Water & Sewer	11.7	12.0
Special Tax	4.7	4.5
Weighted Average Maturity as of December 31, 2011
		6 months ago
Years	5.7	7.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	7.5	7.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
AAA 10.0%	AAA 9.7%
AA,A 78.0%	AA,A 78.1%
BBB 6.7%	BBB 6.6%
BB and Below 0.5%	BB and Below 0.0%
Not Rated 1.0%	Not Rated 1.2%
Short-Term Investments and Net Other Assets 3.8%	Short-Term Investments and Net Other Assets 4.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Ohio Municipal Income Fund

Investments December 31, 2011

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,595,664
Ohio - 93.5%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,575,900
5% 1/1/15	1,275,000	1,354,892
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	462,453
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,609,255
Akron Wtrwks. Rev. Series 2002, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,702,144
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,314,000
American Muni. Pwr.-Ohio, Inc. Rev. (Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,200,184
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,277,380
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,107,340
5% 12/1/37	1,095,000	1,165,222
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,419,763
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,097,280
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A1:
5% 6/1/16	2,800,000	2,972,368
5% 6/1/17	2,865,000	3,034,350
Series 2007 A2, 6.5% 6/1/47	3,600,000	2,826,288
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,278,259
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,432,422
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,000,000	5,558,000
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,000,000	3,001,830
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,718,814
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,178,273
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,030,000	$ 1,118,807
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915,000	2,112,073
Cincinnati City School District 5.25% 12/1/18 (FGIC Insured)	3,000,000	3,695,490
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,083,600
Cincinnati Gen. Oblig. Series 2009 A:
4.5% 12/1/29	500,000	532,355
5% 12/1/20	1,240,000	1,481,664
Cincinnati Wtr. Sys. Rev.:
Series A, 5% 12/1/36	1,750,000	1,934,118
Series B, 5% 12/1/32	6,500,000	7,037,550
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,769,955
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,313,015
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,366,706
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,440,916
5.25% 11/15/23 (FGIC Insured)	1,885,000	2,233,103
Cleveland Muni. School District Series 2004:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,433,731
5.25% 12/1/19 (FSA Insured)	1,045,000	1,139,573
5.25% 12/1/23 (FSA Insured)	1,000,000	1,068,150
Cleveland Parking Facilities Rev.:
5.25% 9/15/17 (Escrowed to Maturity)	1,440,000	1,777,018
5.25% 9/15/17 (FSA Insured)	3,040,000	3,474,112
Cleveland Pub. Pwr. Sys. Rev. Series 2010:
5% 11/15/15	2,335,000	2,597,664
5% 11/15/16	1,820,000	2,068,066
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,490,000	2,596,871
Series 2004, 5% 6/1/34 (FGIC Insured)	4,750,000	4,828,280
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	875,000	875,350
Series H, 5.75% 1/1/16 (Pre-Refunded to 1/1/12 @ 100)	45,000	45,000
Series 2007 O, 5% 1/1/37	3,200,000	3,383,424
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Columbus City School District (School Facilities Construction and Impt. Proj.):
Series 2006, 5% 12/1/18 (FSA Insured)	$ 5,000,000	$ 5,842,650
Series 2009 B:
5% 12/1/26	1,805,000	2,042,412
5% 12/1/28	3,105,000	3,467,291
5% 12/1/29	1,000,000	1,110,070
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,702,239
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,277,188
5% 8/1/27	1,200,000	1,324,704
Cuyahoga County Gen. Oblig. Series A, 0% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,391,919
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,122,708
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	5,088,032
Dublin City School District 5% 12/1/21	1,200,000	1,424,292
Erie County Gen. Oblig. 5.5% 12/1/18 (Pre-Refunded to 6/1/14 @ 100)	1,265,000	1,414,106
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	600,000	666,588
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,408,768
Fairview Park City School District 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350,000	4,498,248
Fairview Park Gen. Oblig. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,955,000	6,220,712
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,145,040
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,227,850
Series A:
5% 11/1/15	260,000	292,747
5% 11/1/16	265,000	303,597
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	1,845,000	1,863,561
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	2,050,000	2,056,396
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,077,280
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,985,000	$ 2,134,332
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,158,786
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,339,774
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,213,078
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,202,776
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,939,118
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,689,537
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,811,229
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,433,703
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,689,825
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,232,120
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,379,661
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,042,910
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34	4,100,000	4,432,633
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,133,090
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,598,655
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,402,221
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,522,920
Kent State Univ. Revs. Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,496,798
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Kent State Univ. Revs. Series 2009 B: - continued
5% 5/1/28 (Assured Guaranty Corp. Insured)	$ 5,000,000	$ 5,416,650
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,077,350
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,193,875
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,522,439
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,179,739
5% 8/15/15	1,160,000	1,227,384
5% 8/15/16	1,260,000	1,353,114
5% 8/15/17	1,000,000	1,067,380
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,380,870
0% 12/1/16 (FSA Insured)	1,200,000	1,083,636
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/12	150,000	150,711
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745,000	3,931,127
Lucas County Hosp. Rev.:
(Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,216,311
5% 11/15/38	1,090,000	1,098,121
(ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	2,800,000	3,239,432
Series 2011 D, 5% 11/15/25	5,000,000	5,378,550
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	6,397,740
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,227,600
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	121,690
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	85,000	89,573
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	25,000	26,186
Miamisburg City School District:
Series 2008, 5% 12/1/33	1,340,000	1,422,598
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,595,940
Middleburg Heights Hosp. Rev. Series 2011, 5.25% 8/1/41	3,000,000	3,049,530
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,389,300
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 D, 6.25% 10/1/33	$ 2,500,000	$ 2,860,950
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	5,144,100
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28	2,000,000	2,095,440
Bonds (Catholic Health Initiatives Proj.) Series 2008 D2, 5.25%, tender 11/12/13 (a)	2,000,000	2,164,100
Series A, 6.25% 11/15/39	2,250,000	2,358,135
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,248,158
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,384,383
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	527,270
Ohio Air Quality Dev. Auth. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (a)(b)	2,000,000	2,078,920
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	2,026,280
Series 2010 A, 5% 10/1/24	6,030,000	6,915,807
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,302,070
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	567,165
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20 (Pre-Refunded to 11/1/12 @ 100)	7,020,000	7,309,294
Series 2005 B, 5% 5/1/16	1,000,000	1,167,850
(Infrastructure Impt. Proj.):
Series A, 5% 3/1/26	1,850,000	2,032,188
Series D, 5% 3/1/24	3,415,000	3,686,458
Series 2006 D, 5% 9/15/20	5,000,000	5,682,550
Series 2008 A:
5.375% 9/1/23	1,165,000	1,352,076
5.375% 9/1/28	7,210,000	8,088,094
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,920,735
Series 1994:
6.125% 10/1/15	2,000,000	2,338,240
6.25% 10/1/16	2,500,000	3,036,075
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	$ 1,635,000	$ 1,706,597
5.5% 1/1/43	3,500,000	3,681,930
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,111,410
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,882,303
(Univ. Hosp. Health Sys. Proj.):
Series 2007 A, 5.25% 1/15/46	4,000,000	4,015,680
Series 2010 A, 5.25% 1/15/23	2,500,000	2,723,500
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,353,474
Series 2009, 5.5% 12/1/36	5,000,000	5,324,250
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,424,340
Series 2011 A, 5% 1/1/32	3,500,000	3,681,055
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,285,288
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (b)	3,000,000	3,028,410
Ohio State Univ. Gen. Receipts:
Series 2008 A, 5% 12/1/26	2,225,000	2,513,961
Series B, 5.25% 6/1/16	915,000	974,594
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,714,090
Series 2010 A, 5% 2/15/31	5,000,000	5,440,750
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,980,000	2,170,753
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,266,993
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,747,869
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	1,000,000	1,123,500
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.):
Series 2004, 5% 12/1/17	80,000	88,434
Series 2005:
5.25% 6/1/18	2,610,000	3,245,274
5.25% 12/1/18	2,610,000	3,277,012
(Fresh Wtr. Impt. Proj.):
Series 2005, 5.5% 6/1/17	4,710,000	5,800,224
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Rev.: - continued
(Fresh Wtr. Impt. Proj.):
Series 2009 B, 5% 12/1/24	$ 1,025,000	$ 1,288,087
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,865,526
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,438,709
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	1,110,000	1,245,231
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,363,750
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,397,069
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Wtr. Quality Proj.):
Series 2010 A:
5% 12/1/29	2,000,000	2,249,640
5% 6/1/30	1,000,000	1,117,420
Series 2010, 5% 12/1/22	3,000,000	3,601,590
Series 2005 B, 0% 12/1/14	1,500,000	1,434,600
5% 6/1/18 (Pre-Refunded to 6/1/14 @ 100)	425,000	470,564
5% 6/1/18 (Pre-Refunded to 6/1/14 @ 100)	1,575,000	1,739,855
5.25% 12/1/19	1,975,000	2,508,290
Olentangy Local School District:
5% 12/1/30 (FSA Insured)	4,025,000	4,277,851
5% 12/1/36	2,700,000	2,863,674
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755,000	1,901,753
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940,000	2,091,941
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	1,117,350
0% 12/1/17	1,250,000	1,085,738
5% 12/1/32	1,500,000	1,611,135
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	503,290
6.375% 11/15/30	330,000	332,020
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,145,410
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,335,014
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,723,370
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	$ 3,000,000	$ 3,004,740
Sharonville Gen. Oblig. 5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,494,233
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,381,953
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	507,605
5% 12/1/35 (FSA Insured)	2,500,000	2,598,400
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,932,722
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,760,759
5.25% 12/1/21	1,740,000	1,855,988
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,490,152
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,187,000
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,080,330
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,187,600
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,684,030
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,217,740
Series B, 5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,439,985
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,582,391
5% 6/1/19 (AMBAC Insured)	1,520,000	1,661,482
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,130,670
5% 6/1/23 (FSA Insured)	2,000,000	2,237,660
5% 6/1/24 (FSA Insured)	2,000,000	2,213,060
Series 2010 F, 5% 6/1/32	2,000,000	2,137,700
Vandalia-Butler City School District Series 2010, 5% 12/1/38	2,170,000	2,341,213
Warren County Gen. Oblig. 6.1% 12/1/12	85,000	89,495
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,064,346
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Wright State Univ. Gen. Receipts:
Series 2011 A, 5% 5/1/23	$ 2,665,000	$ 3,003,109
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,470,054
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,532,779
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,606,233
		518,821,753
Puerto Rico - 1.9%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	2,012,580
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,488,825
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2, 5.75%, tender 7/1/17 (a)	1,000,000	1,098,380
Series G, 5.25% 7/1/13	1,000,000	1,017,850
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	9,300,000	1,541,847
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	142,087
0% 8/1/47 (AMBAC Insured)	1,000,000	113,950
Series 2009 A, 6% 8/1/42	1,000,000	1,095,320
Series 2010 C, 6% 8/1/39	1,800,000	1,984,824
		10,495,663
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,048,400
Series 2009 A, 6.75% 10/1/37	1,000,000	1,094,290
Series 2009 B, 5% 10/1/25	1,000,000	1,036,930
		3,179,620
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $504,198,764)	534,092,700
NET OTHER ASSETS (LIABILITIES) - 3.8%	20,849,181
NET ASSETS - 100%	$ 554,941,881
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	34.5%
Health Care	17.8%
Education	14.1%
Water & Sewer	11.7%
Others* (Individually Less Than 5%)	21.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $504,198,764)		$ 534,092,700
Cash		17,264,198
Receivable for fund shares sold		138,718
Interest receivable		4,447,879
Prepaid expenses		1,211
Other receivables		373
Total assets		555,945,079

Liabilities
Payable for fund shares redeemed	$ 60,050
Distributions payable	639,456
Accrued management fee	166,804
Transfer agent fee payable	73,795
Other affiliated payables	23,135
Other payables and accrued expenses	39,958
Total liabilities		1,003,198

Net Assets		$ 554,941,881
Net Assets consist of:
Paid in capital		$ 525,145,321
Distributions in excess of net investment income		(5,134)
Accumulated undistributed net realized gain (loss) on investments		(92,242)
Net unrealized appreciation (depreciation) on investments		29,893,936
Net Assets, for 46,220,243 shares outstanding		$ 554,941,881
Net Asset Value, offering price and redemption price per share ($554,941,881 ÷ 46,220,243 shares)		$ 12.01

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2011

Investment Income
Interest		$ 22,562,064

Expenses
Management fee	$ 1,918,026
Transfer agent fees	430,509
Accounting fees and expenses	133,350
Custodian fees and expenses	6,171
Independent trustees' compensation	1,961
Registration fees	17,464
Audit	48,311
Legal	2,847
Miscellaneous	5,482
Total expenses before reductions	2,564,121
Expense reductions	(5,182)	2,558,939
Net investment income (loss)		20,003,125
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		800,331
Change in net unrealized appreciation (depreciation) on investment securities		27,060,115
Net gain (loss)		27,860,446
Net increase (decrease) in net assets resulting from operations		$ 47,863,571

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,003,125	$ 21,124,468
Net realized gain (loss)	800,331	(594,300)
Change in net unrealized appreciation (depreciation)	27,060,115	(9,928,963)
Net increase (decrease) in net assets resulting from operations	47,863,571	10,601,205
Distributions to shareholders from net investment income	(20,007,020)	(21,124,642)
Distributions to shareholders from net realized gain	-	(188,729)
Total distributions	(20,007,020)	(21,313,371)
Share transactions Proceeds from sales of shares	81,031,529	102,460,893
Reinvestment of distributions	12,501,977	13,933,919
Cost of shares redeemed	(99,473,703)	(96,159,122)
Net increase (decrease) in net assets resulting from share transactions	(5,940,197)	20,235,690
Redemption fees	1,055	2,198
Total increase (decrease) in net assets	21,917,409	9,525,722

Net Assets
Beginning of period	533,024,472	523,498,750
End of period (including distributions in excess of net investment income of $5,134 and undistributed net investment income of $11,508, respectively)	$ 554,941,881	$ 533,024,472
Other Information Shares
Sold	6,982,450	8,766,597
Issued in reinvestment of distributions	1,074,162	1,190,981
Redeemed	(8,656,173)	(8,278,123)
Net increase (decrease)	(599,561)	1,679,455

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.38	$ 11.60	$ 10.87	$ 11.51	$ 11.60
Income from Investment Operations
Net investment income (loss) B	.443	.447	.455	.449	.444
Net realized and unrealized gain (loss)	.630	(.216)	.737	(.632)	(.040)
Total from investment operations	1.073	.231	1.192	(.183)	.404
Distributions from net investment income	(.443)	(.447)	(.455)	(.449)	(.444)
Distributions from net realized gain	-	(.004)	(.007)	(.008)	(.050)
Total distributions	(.443)	(.451)	(.462)	(.457)	(.494)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 12.01	$ 11.38	$ 11.60	$ 10.87	$ 11.51
Total Return A	9.62%	1.95%	11.11%	(1.62)%	3.59%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.49%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.49%	.49%	.50%	.49%	.49%
Expenses net of all reductions	.49%	.48%	.50%	.47%	.45%
Net investment income (loss)	3.81%	3.82%	3.99%	4.01%	3.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 554,942	$ 533,024	$ 523,499	$ 429,831	$ 424,400
Portfolio turnover rate	8%	7%	10%	11%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/11	% of fund's investments 6/30/11	% of fund's investments 12/31/10
1 - 7	77.0	76.6	78.9
8 - 30	0.2	1.4	0.5
31 - 60	1.6	0.9	2.9
61 - 90	1.7	2.5	3.1
91 - 180	12.9	9.7	10.2
> 180	6.6	8.9	4.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	12/31/11	6/30/11	12/31/10
Fidelity Ohio Municipal Money Market Fund	43 Days	48 Days	38 Days
Ohio Tax-Free Money Market Funds Average*	37 Days	38 Days	38 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	12/31/11	6/30/11	12/31/10
Fidelity Ohio Municipal Money Market Fund	43 Days	48 Days	38 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
Variable Rate Demand Notes (VRDNs) 66.8%	Variable Rate Demand Notes (VRDNs) 71.1%
Commercial Paper (including CP Mode) 9.0%	Commercial Paper (including CP Mode) 8.5%
Tender Bonds 1.3%	Tender Bonds 1.4%
Municipal Notes 7.6%	Municipal Notes 9.2%
Fidelity Municipal Cash Central Fund 9.1%	Fidelity Municipal Cash Central Fund 5.1%
Other Investments 5.7%	Other Investments 4.8%
Net Other Assets 0.5%	Net Other Assets** (0.1)%

* Source: iMoneyNet, Inc.
** Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	1/2/12	10/3/11	6/27/11	3/28/11	1/3/11
Fidelity Ohio Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending January 2, 2012, the most recent period shown in the table, would have been -0.35%.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investments December 31, 2011

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount	Value
Florida - 0.3%
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.12% 1/6/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)(e)	$ 3,300,000	$ 3,300,000
Georgia - 0.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.13% 1/3/12, VRDN (b)	1,110,000	1,110,000
Kentucky - 0.2%
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.18% 1/6/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,000,000	1,000,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.45% tender 1/12/12, CP mode (e)	1,600,000	1,600,000
		2,600,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.6% tender 1/3/12, CP mode	3,700,000	3,700,000
Michigan - 1.8%
Michigan Fin. Auth. Rev. Series 2011 L, 0.24% 1/6/12, LOC Citibank NA, VRDN (b)	19,500,000	19,500,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.6% tender 1/10/12, CP mode (e)	1,200,000	1,200,000
Ohio - 86.9%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.1% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	7,000,000	7,000,000
Series B, 0.07% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	4,025,000	4,025,000
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 D, 0.09% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	38,400,000	38,400,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.09% 1/3/12, LOC JPMorgan Chase Bank, VRDN (b)	2,875,000	2,875,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.3%, tender 2/15/12 (b)	3,948,000	3,948,000
Avon Gen. Oblig. BAN:
Series A, 1% 7/3/12	6,500,000	6,519,264
Series B, 1% 7/19/12	3,285,000	3,295,710
Avon Local School District BAN 1% 12/13/12	1,675,000	1,682,416
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Beachwood Gen. Oblig. BAN 1.5% 8/9/12	$ 6,000,000	$ 6,040,398
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.07% 1/6/12, LOC PNC Bank NA, VRDN (b)	3,475,000	3,475,000
Series 2009 A, 0.08% 1/6/12, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	18,405,000	18,405,000
Series 2009 D, 0.07% 1/6/12, LOC PNC Bank NA, VRDN (b)	11,000,000	11,000,000
Cleveland Wtrwks. Rev. Series 2008 Q, 0.11% 1/6/12, LOC Bank of America NA, VRDN (b)	49,350,000	49,350,000
Columbus City School District:
BAN Series 2011, 1% 11/30/12	1,325,000	1,331,977
Participating VRDN Series 1488, 0.12% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,945,000	10,945,000
Columbus Gen. Oblig.:
Bonds:
Series 2004-2, 5.5% 7/1/12	1,545,000	1,585,577
Series 2005 A, 5% 6/15/12	3,100,000	3,166,264
Participating VRDN Series Clipper 08 2, 0.1% 1/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	4,000,000	4,000,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 0.12% 1/6/12, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,690,000	10,690,000
Cuyahoga County Hsg. Rev. (Euclid Avenue Hsg. Corp. Proj.) Series 2009 A, 0.07% 1/6/12, LOC PNC Bank NA, VRDN (b)	10,000,000	10,000,000
Cuyahoga County Indl. Dev. Rev. (Pubco Corp. Proj.) Series 2001, 0.21% 1/6/12, LOC PNC Bank NA, VRDN (b)(e)	610,000	610,000
Cuyahoga Falls Gen. Oblig. BAN 1% 12/6/12	2,185,000	2,194,078
Delaware Gen. Oblig. BAN 1.5% 4/26/12	9,800,000	9,826,536
Franklin County Hosp. Rev.:
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.07% 1/6/12, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,115,000	9,115,000
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 2%, tender 7/2/12 (b)	9,900,000	9,982,469
Participating VRDN Series WF 11 78C, 0.11% 1/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	12,035,000	12,035,000
Geauga County Rev. (South Franklin Circle Proj.):
Series 2007 A, 0.21% 1/3/12, LOC KeyBank NA, VRDN (b)	5,195,000	5,195,000
Series 2007B, 0.21% 1/3/12, LOC KeyBank NA, VRDN (b)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Health Care Facilities Rev.:
(Deaconess Long Term. Care, Inc. Proj.) Series 2000 A, 0.1% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	$ 8,550,000	$ 8,550,000
(The Children's Home of Cincinnati Proj.) Series 2009, 0.1% 1/6/12, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,365,000	3,365,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.):
Series 2006 C, 0.1% 1/6/12, LOC PNC Bank NA, VRDN (b)	8,620,000	8,620,000
Series 2011 B, 0.1% 1/6/12, LOC PNC Bank NA, VRDN (b)	2,700,000	2,700,000
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.1% 1/6/12, LOC PNC Bank NA, VRDN (b)	13,095,000	13,095,000
Series 2000, 0.1% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	2,975,000	2,975,000
Series 2002 I, 0.1% 1/6/12, LOC U.S. Bank NA, Minnesota, VRDN (b)	16,970,000	16,970,000
Series 2007 M, 0.07% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	1,650,000	1,650,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.07% 1/6/12, LOC PNC Bank NA, VRDN (a)(b)	2,000,000	2,000,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.09% 1/6/12, LOC Bank of New York, New York, VRDN (b)	9,555,000	9,555,000
Independence Gen. Oblig. BAN 1.875% 4/20/12	7,100,000	7,124,885
Kent State Univ. Revs. Series 2008 B, 0.09% 1/6/12, LOC Bank of America NA, VRDN (b)	36,850,000	36,850,000
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2002, 0.17% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	11,800,000	11,800,000
Series 2008 A, 0.09% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	7,000,000	7,000,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.3% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,100,000	2,100,000
Lancaster Port Auth. Gas Rev. 0.09% 1/6/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	44,445,000	44,445,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 0.1% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	905,000	905,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.09% 1/6/12, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,250,000	2,250,000
Mason City School District BAN Series 2011, 2% 2/1/12	3,300,000	3,304,182
Mason Gen. Oblig. BAN 1.5% 6/28/12	3,500,000	3,517,027
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Miami Univ. Gen. Recpts Bonds Series 2011, 2% 9/1/12	$ 2,755,000	$ 2,786,423
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.15% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	9,640,000	9,640,000
Montgomery County Rev. Participating VRDN Series Floaters 3260, 0.16% 1/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,565,000	7,565,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.32% 1/6/12, VRDN (b)	2,400,000	2,400,000
Series B, 0.29% 1/6/12, VRDN (b)	2,700,000	2,700,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.11% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	12,700,000	12,700,000
(FirstEnergy Corp. Proj.) Series 2006 B, 0.09% 1/6/12, LOC Wells Fargo Bank NA, VRDN (b)	9,150,000	9,150,000
(Ohio Valley Elec. Corp. Proj.):
Series 2009 C, 0.09% 1/6/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	12,100,000	12,100,000
Series 2009 D, 0.1% 1/6/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	7,350,000	7,350,000
(Timken Co. Proj.) 0.3% 1/6/12, LOC KeyBank NA, VRDN (b)	300,000	300,000
Ohio Bldg. Auth. Bonds:
(Administrative Bldg. Fund Proj.) Series 2003 A, 5% 4/1/12	4,605,000	4,656,885
Series 2002 B, 5% 4/1/12	7,105,000	7,188,144
Series A, 5% 4/1/12	1,125,000	1,138,003
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2005 A, 0.06% 1/6/12, VRDN (b)	13,540,000	13,540,000
Bonds:
Series 1992, 6.1% 8/1/12	2,000,000	2,067,819
Series 2002 C, 5.5% 11/1/12	1,000,000	1,043,810
Series 2010 A, 5% 11/1/12	3,715,000	3,862,059
Series A, 5% 6/15/12 (Escrowed to Maturity)	1,315,000	1,342,671
Series I, 5% 5/1/12	4,630,000	4,703,014
Series II 2004 A, 5% 8/1/12	2,500,000	2,567,690
Series K, 5% 5/1/12	1,150,000	1,167,499
5% 3/15/12 (Escrowed to Maturity)	3,145,000	3,174,190
Ohio Higher Edl. Facility Commission Rev.:
(Antioch Univ. Proj.) 0.08% 1/6/12, LOC PNC Bank NA, VRDN (b)	6,300,000	6,300,000
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.1% 1/6/12, LOC PNC Bank NA, VRDN (b)	27,900,000	27,900,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.16% 1/6/12, LOC RBS Citizens NA, VRDN (b)	$ 10,000,000	$ 10,000,000
(Xavier Univ. Proj.):
Series 2008 A, 0.1% 1/6/12, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,800,000	3,800,000
Series B, 0.1% 1/6/12, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,460,000	6,460,000
Bonds:
(Cleveland Clinic Foundation Proj.):
Series 2008 A, 4% 1/1/12	1,200,000	1,200,000
Series 2008 B5:
0.25% tender 2/8/12, CP mode	10,200,000	10,200,000
0.28% tender 5/4/12, CP mode	10,000,000	10,000,000
(Denison Univ. Proj.) Series 2004, 5% 11/1/12	1,850,000	1,921,381
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.18% tender 3/29/12, CP mode	10,300,000	10,300,000
0.27% tender 5/24/12, CP mode	7,100,000	7,100,000
0.28% tender 5/4/12, CP mode	12,700,000	12,700,000
0.28% tender 6/14/12, CP mode	2,000,000	2,000,000
Series 2008 B6:
0.28% tender 6/22/12, CP mode	7,300,000	7,300,000
0.29% tender 6/21/12, CP mode	5,000,000	5,000,000
Series 2008 B6:
0.27% tender 3/8/12, CP mode	5,000,000	5,000,000
0.28% tender 6/14/12, CP mode	23,900,000	23,900,000
Ohio Hosp. Facilities Rev.:
Bonds Series 2011 A, 0.5% 1/1/12	3,805,000	3,805,000
Participating VRDN:
Series Putters 3552, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,440,000	2,440,000
Series Putters 3558, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,200,000	1,200,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.11% 1/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	7,500,000	7,500,000
Series 2005 B2, 0.11% 1/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	17,500,000	17,500,000
Series 2005 F, 0.11% 1/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	14,800,000	14,800,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
(Mtg.-Backed Securities Prog.):
Series F, 0.1% 1/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	$ 2,000,000	$ 2,000,000
Participating VRDN:
Series Merlots 06 A2, 0.16% 1/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,515,000	2,515,000
Series Putters 1334, 0.18% 1/6/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	9,210,000	9,210,000
Series 2004 D, 0.11% 1/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	10,860,000	10,860,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.22% 1/6/12, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	435,000	435,000
(Wingate at Belle Meadows Proj.) 0.12% 1/6/12, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	7,740,000	7,740,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.11% 1/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	20,550,000	20,550,000
Participating VRDN Series BC 11 115B, 0.11% 1/6/12 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,090,000	6,090,000
Series 2006 I, 0.12% 1/6/12 (Liquidity Facility Citibank NA), VRDN (b)(e)	17,200,000	17,200,000
Series 2008 B, 0.09% 1/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	31,000,000	31,000,000
Ohio Major New State Infrastructure Rev. Bonds Series 2008-1, 5% 6/15/12	1,945,000	1,985,784
Ohio State Univ. Gen. Receipts Bonds Series 2005 A, 5% 6/1/12	9,600,000	9,789,393
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.19% 1/6/12, LOC Bank of America NA, VRDN (b)(e)	6,900,000	6,900,000
Ohio Wtr. Dev. Auth. Rev. Bonds Series 2002, 5.375% 6/1/12	1,150,000	1,174,649
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds:
Series 2003, 5% 12/1/12	1,625,000	1,695,171
Series 2009, 4% 6/1/12	2,230,000	2,264,869
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.09% 1/6/12 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,300,000	10,300,000
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.11% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	20,405,000	20,405,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 0.3% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 1,105,000	$ 1,105,000
Stow Gen. Oblig. BAN 1.5% 5/5/12	6,475,000	6,494,107
Univ. of Cincinnati Gen. Receipts BAN:
Series 2011 B, 2% 5/11/12	8,345,000	8,389,566
Series 2011 D, 2% 7/19/12	6,990,000	7,052,795
Series 2011 F, 2% 12/13/12	17,000,000	17,269,762
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.1% 1/6/12, LOC PNC Bank NA, VRDN (b)	4,345,000	4,345,000
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.28% 1/6/12, LOC RBS Citizens NA, VRDN (b)	2,000,000	2,000,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.15% 1/6/12, LOC PNC Bank NA, VRDN (b)(e)	1,070,000	1,070,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 0.75% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,950,000	1,950,000
		961,229,467
Texas - 0.1%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.11% 1/6/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	1,000,000	1,000,000
Virginia - 0.6%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN:
Series BA 1047, 0.23% 1/6/12 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,200,000	3,200,000
Series Merlots 06 B21, 0.16% 1/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	3,035,000	3,035,000
		6,235,000
	Shares
Other - 9.1%
Fidelity Municipal Cash Central Fund, 0.10% (c)(d)	100,929,000	100,929,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,100,803,467)		1,100,803,467
NET OTHER ASSETS (LIABILITIES) - 0.5%		5,797,207
NET ASSETS - 100%		$ 1,106,600,674
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 92,564
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $999,874,467)	$ 999,874,467
Fidelity Central Funds (cost $100,929,000)	100,929,000
Total Investments (cost $1,100,803,467)		$ 1,100,803,467
Cash		1,150,404
Receivable for securities sold on a delayed delivery basis		4,500,000
Receivable for fund shares sold		17,631,109
Interest receivable		1,412,131
Distributions receivable from Fidelity Central Funds		8,110
Prepaid expenses		2,404
Other receivables		67
Total assets		1,125,507,692

Liabilities
Payable for investments purchased Regular delivery	$ 7,000,038
Delayed delivery	2,000,004
Payable for fund shares redeemed	9,598,715
Distributions payable	128
Accrued management fee	135,609
Other affiliated payables	139,691
Other payables and accrued expenses	32,833
Total liabilities		18,907,018

Net Assets		$ 1,106,600,674
Net Assets consist of:
Paid in capital		$ 1,106,589,852
Accumulated undistributed net realized gain (loss) on investments		10,822
Net Assets, for 1,106,120,449 shares outstanding		$ 1,106,600,674
Net Asset Value, offering price and redemption price per share ($1,106,600,674 ÷ 1,106,120,449 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2011

Investment Income
Interest		$ 2,427,576
Income from Fidelity Central Funds		92,564
Total income		2,520,140

Expenses
Management fee	$ 3,671,045
Transfer agent fees	1,380,461
Accounting fees and expenses	117,330
Custodian fees and expenses	14,928
Independent trustees' compensation	3,659
Registration fees	32,764
Audit	37,658
Legal	5,264
Miscellaneous	7,206
Total expenses before reductions	5,270,315
Expense reductions	(2,850,757)	2,419,558
Net investment income (loss)		100,582
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(29)
Net increase in net assets resulting from operations		$ 100,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 100,582	$ 97,721
Net realized gain (loss)	(29)	50,560
Net increase in net assets resulting from operations	100,553	148,281
Distributions to shareholders from net investment income	(100,344)	(98,494)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,000,350,460	2,809,374,764
Reinvestment of distributions	99,383	97,561
Cost of shares redeemed	(2,904,823,286)	(2,828,100,542)
Net increase (decrease) in net assets and shares resulting from share transactions	95,626,557	(18,628,217)
Total increase (decrease) in net assets	95,626,766	(18,578,430)

Net Assets
Beginning of period	1,010,973,908	1,029,552,338
End of period	$ 1,106,600,674	$ 1,010,973,908

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.018	.032
Distributions from net investment income	- D	- D	- D	(.018)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.15%	1.77%	3.22%
Ratios to Average Net Assets B, C
Expenses before reductions	.52%	.52%	.57%	.54%	.52%
Expenses net of fee waivers, if any	.24%	.37%	.55%	.54%	.52%
Expenses net of all reductions	.24%	.37%	.55%	.48%	.41%
Net investment income (loss)	.01%	.01%	.15%	1.75%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,106,601	$ 1,010,974	$ 1,029,552	$ 1,224,236	$ 1,217,252

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2011

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

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3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to futures transactions and excise tax regulations.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Ohio Municipal Income Fund	$ 504,204,649	$ 30,518,451	$ (630,400)	$ 29,888,051
Fidelity Ohio Municipal Money Market Fund	1,100,803,467	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$ 1,223	$ 44,219	$ -	$ 29,888,051
Fidelity Ohio Municipal Money Market Fund	11,071	-	(36)	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration Short-term
Fidelity Ohio Municipal Money Market Fund	$ (36)

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2011	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 20,007,020	$ -	$ 20,007,020
Fidelity Ohio Municipal Money Market Fund	100,344	-	100,344
December 31, 2010	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 21,124,642	$ 188,729	$ 21,313,371
Fidelity Ohio Municipal Money Market Fund	98,494	-	98,494

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $40,009,626 and $59,308,567, respectively.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

During the period, FMR or its affiliates waived a portion of these fees for the Money Market Fund.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains each Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$ 1,626

During the period, there were no borrowings on this line of credit.

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8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $2,849,588.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Fidelity Ohio Municipal Income Fund	$ 4,290	$ 892
Fidelity Ohio Municipal Money Market Fund	1,169	-

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ohio Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Ohio Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2012

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Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

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Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present), and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

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Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Robert P. Brown (48)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Ohio Municipal Income Fund	02/06/12	02/03/12	$ 0.002
Fidelity Ohio Municipal Money Market Fund	02/06/12	02/03/12	$ -

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2011, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Ohio Municipal Income Fund	$ 48,550
Fidelity Ohio Municipal Money Market Fund	$ 0

During fiscal year ended 2011, 100% of each Fund's income dividends were free from federal income tax, and 1.41% and 20.26% of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ohio Municipal Income Fund / Fidelity Ohio Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ohio Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Fidelity Ohio Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for the one- and three-year periods and the second quartile for the five-year period. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity, which contributed to the fund's weakened performance relative to its peer group. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 36% would mean that 64% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ohio Municipal Income Fund

Annual Report

Fidelity Ohio Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2010. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity Ohio Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid by the fund in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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Fidelity®
Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Annual Report

December 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Pennsylvania Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The investment environment in 2011 was characterized by a number of headline events, most notably the early-August decision by Standard & Poor's to lower the long-term sovereign credit rating of the United States. The historic downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety and within a matter of days wiping out a solid first-half advance that was largely driven by encouraging corporate earnings and economic activity. At the same time, investors were becoming increasingly concerned about the sovereign debt crisis in Europe and its potential to derail the U.S. economy, as well as persistently high unemployment. The combination of these factors set off a wave of unusually high volatility that lasted until late in the year, with wide weekly, and even daily, swings fueled largely by the latest developments coming out of the eurozone.

Against this backdrop, equities struggled to gain any significant momentum in the second half, and finished 2011 with only a modest gain, due in part to a strong October. High-grade bonds, meanwhile, benefited from periodic flights to quality and turned in a solid performance, paced by municipal issues and Treasuries.

Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles. One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity® Pennsylvania Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity Pennsylvania Municipal Income Fund	9.76%	4.85%	4.94%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Pennsylvania Municipal Income Fund on December 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds generated a double-digit return for the 12 months ending December 31, 2011, ranking them as one of the year's best-performing asset classes. The Barclays Capital® Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade fixed-rate bonds - advanced 10.70%, significantly outpacing the 7.84% gain of the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index. In early 2011, muni prices fell due to inflation concern, uncertain tax policy, anticipated heavy supply and the lingering effects of late-2010 headlines forecasting an unprecedented wave of issuer defaults. But in February, munis began a virtually uninterrupted rally, as demand surged, supply was muted, widespread defaults didn't materialize and the fiscal health of issuers improved. During the summer, a dimming U.S. economic outlook, unresolved debt woes in Europe and legislative wrangling over the U.S. debt ceiling fueled further demand for munis, as U.S. investors sought haven against global economic uncertainty. The muni sector lost modest ground in October, due in part to the ongoing challenging credit environment and various proposals out of Washington, D.C., that could potentially limit munis' tax-free benefits. Those losses were quickly erased, and munis posted a strong gain when supply was quite limited through period end.

Comments from Mark Sommer, Portfolio Manager of Fidelity® Pennsylvania Municipal Income Fund: For the year, the fund returned 9.76%, while the Barclays Capital Pennsylvania Enhanced Municipal Bond Index rose 10.39%. The fund's overweighting in bonds that were candidates for refunding and its positioning in the health care sector were the primary detractors from relative performance. Many of the fund's holdings in refundable bonds underperformed the index, mostly because their structure prevented them from fully participating in the muni market rally, and because a wave of refunding didn't materialize to the extent I expected. In the health care sector, the fund's underweighting in lower-quality investment-grade securities detracted, because they were some of the Pennsylvania muni market's best performers. Aiding relative performance was the fund's yield-curve positioning, with its overweighting in bonds with maturities around 10 years proving particularly helpful. Maintaining a comparatively light exposure to housing bonds proved advantageous, because they lagged the benchmark due to concern about weak housing market conditions, limited disclosure about the loans backing these bonds and the fact that the securities potentially could be redeemed by their issuer.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Fidelity Pennsylvania Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,057.30	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50
Fidelity Pennsylvania Municipal Money Market Fund	.17%
Actual		$ 1,000.00	$ 1,000.10	$ .86**
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .87**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Pennsylvania Municipal Money Market Fund would have been 0.50% and the expenses paid in the actual and hypothetical examples above would have been $2.52 and $2.55, respectively.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.1	32.2
Health Care	16.5	14.7
Transportation	12.1	12.4
Education	12.0	12.3
Electric Utilities	9.0	9.6
Weighted Average Maturity as of December 31, 2011
		6 months ago
Years	5.9	6.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	7.3	7.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
AAA 0.1%	AAA 0.1%
AA,A 84.3%	AA,A 83.2%
BBB 11.5%	BBB 13.0%
Not Rated 2.0%	Not Rated 1.5%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investments December 31, 2011

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.9%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,425,000	$ 1,520,632
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,006,360
Series 2010 D, 5% 1/1/30	3,500,000	3,705,415
		8,232,407
Pennsylvania - 95.6%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,114,590
Allegheny County:
Series C-55, 5.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,535,000	3,658,018
Series C-62, 5% 11/1/29	1,420,000	1,496,921
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,545,000	2,717,220
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,000,000
5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,198,270
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Carnegie Mellon Univ. Proj.) Series 2002, 5.25% 3/1/32	2,000,000	2,005,480
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,765,254
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,255,820
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,289,320
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,038,281
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,829,639
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,636,350
6% 3/1/31 (FSA Insured)	1,975,000	2,142,717
Berks County Muni. Auth. Rev. (Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	3,000,000	3,532,920
Bethel Park School District Series 2009, 5% 8/1/29	3,000,000	3,425,490
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	$ 250,000	$ 275,860
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,870,000	1,874,488
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	1,785,000	2,000,485
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,000,000	1,132,050
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,548,050
Centennial School District:
Series 2010 A, 5% 12/15/30	3,000,000	3,379,800
Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,496,400
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,097,760
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,251,800
Chambersburg Area School District Series 2007:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,150,320
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,143,160
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,833,352
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,267,210
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,511,147
Delaware County Auth. Univ. Rev. Series 2010, 5.25% 12/1/31	2,450,000	2,694,045
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165,000	2,171,452
East Stroudsburg Area School District:
Series 2007 A:
7.5% 9/1/22	1,000,000	1,270,590
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	10,144,384
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100)	2,750,000	3,615,755
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,261,384
7.75% 4/1/25 (FSA Insured)	875,000	1,045,380
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	1,750,000	1,809,833
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	$ 1,770,000	$ 1,823,631
5.375% 7/1/42	1,130,000	1,149,628
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (Pre-Refunded to 4/1/12 @ 100)	1,655,000	1,675,936
Harrisburg Auth. Wtr. Rev. Series 2001 A, 5.75% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	575,000	576,317
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	705,000	736,972
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,125,098
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,685,300
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,713,570
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,374,030
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,430,480
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,221,360
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,143,330
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	939,348
Mount Lebanon School District Series 2009 A:
5% 2/15/15	500,000	556,060
5% 2/15/34	2,250,000	2,421,135
Muhlenberg School District Series AA, 5.375% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,055,000	1,085,701
North Hampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,359,142
5.25% 8/15/18	1,450,000	1,558,678
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,925,396
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (b)	$ 3,300,000	$ 3,321,978
6.375% 11/1/41 (b)	1,300,000	1,311,284
Bonds:
(Exelon Generation Proj.) Series 2009 A, 5%, tender 6/1/12 (a)	3,100,000	3,152,080
(PPL Energy Supply LLC Proj.) Series 2009 A, 3%, tender 9/1/15 (a)	2,000,000	2,059,420
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,120,560
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2010 B, 0.95%, tender 1/3/12 (a)	3,500,000	3,500,000
Pennsylvania Gen. Oblig.:
First Series 2002, 5.25% 2/1/14 (Pre-Refunded to 2/1/12 @ 100)	125,000	125,455
First Series 2007 A, 5% 11/1/23	9,710,000	11,228,061
First Series 2008, 5% 5/15/27	805,000	900,545
First Series 2009, 5% 3/15/27	3,000,000	3,469,560
First Series 2011, 5% 11/15/25	11,000,000	13,135,095
Second Series 2007 A, 5% 8/1/25	2,500,000	2,830,125
Second Series 2009:
5% 4/15/25	500,000	584,500
5% 4/15/28	5,000,000	5,765,750
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,392,075
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17	3,000,000	3,368,820
Series 2009 A, 5.25% 8/15/22	2,655,000	3,037,347
Series 2011 A, 5.75% 8/15/41	4,980,000	5,477,452
Series 2010 E, 5% 5/15/31	2,500,000	2,614,525
Series 2010:
5% 9/1/30	1,150,000	1,296,108
5% 9/1/31	1,025,000	1,147,037
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,035,000	1,068,006
5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 101)	45,000	46,596
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania State Univ.:
Series 2005, 5% 9/1/29	$ 1,550,000	$ 1,664,855
Series 2008 A, 5% 8/15/29	3,945,000	4,290,503
Series 2010:
5% 3/1/22	2,640,000	3,109,207
5% 3/1/40	3,635,000	3,870,039
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,229,980
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	3,045,493
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,375,238
5% 12/1/25 (AMBAC Insured)	7,345,000	7,909,096
5% 12/1/26 (AMBAC Insured)	3,500,000	3,750,915
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,243,120
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,249,580
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,563,360
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,610,265
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,067,560
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,062,420
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,805,894
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,831,024
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,937,933
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,579,812
Ninth Series, 5.25% 8/1/40	5,595,000	5,633,158
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,214,527
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,294,840
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	4,033,546
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	4,264,280
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	$ 2,500,000	$ 2,649,150
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.):
Series 2002 A, 5.5% 4/15/13 (FGIC Insured)	2,810,000	2,846,614
Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,017,150
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	3,058,775
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,306,121
Series 2010 C, 5% 9/1/21	4,000,000	4,485,800
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,187,160
Series 2011 A, 5% 1/1/41	2,715,000	2,834,840
Series A:
5% 11/1/31 (FGIC Insured)	400,000	403,408
5.375% 11/1/19 (Pre-Refunded to 11/1/12 @ 100)	3,000,000	3,126,720
Pittsburgh Gen. Oblig.:
Series 2002 A, 5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,581,057
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,223,500
5.25% 9/1/16 (FSA Insured)	3,000,000	3,411,240
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity)	3,435,000	3,647,249
6.5% 9/1/13 (FGIC Insured)	3,435,000	3,603,418
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,375,000	3,382,560
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	989,800
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,813,025
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,698,405
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (FSA Insured)	1,000,000	1,161,100
(Montgomery County Cmnty. College Proj.):
Series 2008:
5% 5/1/27 (FSA Insured)	1,775,000	1,944,779
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
State Pub. School Bldg. Auth. College Rev.: - continued
(Montgomery County Cmnty. College Proj.):
Series 2008:
5% 5/1/28 (FSA Insured)	$ 1,000,000	$ 1,089,690
Unionville-Chadds Ford School District Gen. Oblig. Series 2009 A, 5% 6/1/32	3,000,000	3,338,820
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,221,380
Series 2000 C, 5% 9/15/35	2,000,000	2,168,440
Series 2007 B, 5.25% 9/15/28	2,500,000	2,872,700
Series 2009 A, 5% 9/15/16	1,150,000	1,355,218
Series 2009 B:
5% 9/15/28	2,000,000	2,269,480
5.5% 9/15/24	5,250,000	6,350,190
West Shore Area Auth. Hosp. Series 2011 B, 5.75% 1/1/41	1,500,000	1,511,325
Westmoreland County Gen. Oblig. Series 1992, 0% 8/1/15 (Escrowed to Maturity)	4,290,000	4,109,048
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/25	4,365,000	4,511,315
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,923,800
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,863,750
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	4,393,085
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,344,020
York City Swr. Auth. Swr. Rev. Series 1990, 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,235,000	3,181,784
		406,047,047
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 0.4%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,028,680
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	527,735
		1,556,415
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $395,206,495)	415,835,869
NET OTHER ASSETS (LIABILITIES) - 2.1%	8,856,717
NET ASSETS - 100%	$ 424,692,586
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.1%
Health Care	16.5%
Transportation	12.1%
Education	12.0%
Electric Utilities	9.0%
Water & Sewer	8.1%
Others* (Individually Less Than 5%)	9.2%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $395,206,495)		$ 415,835,869
Cash		5,440,095
Receivable for fund shares sold		1,529,822
Interest receivable		5,136,605
Prepaid expenses		890
Other receivables		158
Total assets		427,943,439

Liabilities
Payable for investments purchased	$ 2,500,000
Payable for fund shares redeemed	29,302
Distributions payable	479,901
Accrued management fee	127,886
Other affiliated payables	73,992
Other payables and accrued expenses	39,772
Total liabilities		3,250,853

Net Assets		$ 424,692,586
Net Assets consist of:
Paid in capital		$ 404,430,984
Undistributed net investment income		6,346
Accumulated undistributed net realized gain (loss) on investments		(374,118)
Net unrealized appreciation (depreciation) on investments		20,629,374
Net Assets, for 38,269,961 shares outstanding		$ 424,692,586
Net Asset Value, offering price and redemption price per share ($424,692,586 ÷ 38,269,961 shares)		$ 11.10

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2011

Investment Income
Interest		$ 17,799,696

Expenses
Management fee	$ 1,491,112
Transfer agent fees	347,066
Accounting fees and expenses	105,643
Custodian fees and expenses	4,883
Independent trustees' compensation	1,528
Registration fees	19,660
Audit	48,113
Legal	2,760
Miscellaneous	4,446
Total expenses before reductions	2,025,211
Expense reductions	(2,429)	2,022,782
Net investment income (loss)		15,776,914
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(233,547)
Change in net unrealized appreciation (depreciation) on investment securities		21,854,173
Net gain (loss)		21,620,626
Net increase (decrease) in net assets resulting from operations		$ 37,397,540

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,776,914	$ 17,454,333
Net realized gain (loss)	(233,547)	3,552,307
Change in net unrealized appreciation (depreciation)	21,854,173	(12,209,214)
Net increase (decrease) in net assets resulting from operations	37,397,540	8,797,426
Distributions to shareholders from net investment income	(15,776,599)	(17,451,496)
Distributions to shareholders from net realized gain	-	(3,009,138)
Total distributions	(15,776,599)	(20,460,634)
Share transactions Proceeds from sales of shares	76,315,039	118,061,292
Reinvestment of distributions	9,732,684	12,823,852
Cost of shares redeemed	(113,940,721)	(116,832,055)
Net increase (decrease) in net assets resulting from share transactions	(27,892,998)	14,053,089
Redemption fees	3,483	2,582
Total increase (decrease) in net assets	(6,268,574)	2,392,463

Net Assets
Beginning of period	430,961,160	428,568,697
End of period (including undistributed net investment income of $6,346 and undistributed net investment income of $8,857, respectively)	$ 424,692,586	$ 430,961,160
Other Information Shares
Sold	7,114,011	10,861,145
Issued in reinvestment of distributions	904,776	1,186,141
Redeemed	(10,739,144)	(10,814,866)
Net increase (decrease)	(2,720,357)	1,232,420

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.51	$ 10.78	$ 10.21	$ 10.73	$ 10.78
Income from Investment Operations
Net investment income (loss)B	.415	.418	.407	.416	.419
Net realized and unrealized gain (loss)	.590	(.197)	.569	(.497)	(.005)
Total from investment operations	1.005	.221	.976	(.081)	.414
Distributions from net investment income	(.415)	(.418)	(.407)	(.416)	(.419)
Distributions from net realized gain	-	(.073)	-	(.023)	(.045)
Total distributions	(.415)	(.491)	(.407)	(.439)	(.464)
Redemption fees added to paid in capitalB	-D	-D	.001	-D	-D
Net asset value, end of period	$ 11.10	$ 10.51	$ 10.78	$ 10.21	$ 10.73
Total ReturnA	9.76%	2.02%	9.70%	(.77)%	3.94%
Ratios to Average Net AssetsC
Expenses before reductions	.50%	.50%	.51%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.51%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.51%	.46%	.46%
Net investment income (loss)	3.87%	3.85%	3.84%	3.96%	3.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 424,693	$ 430,961	$ 428,569	$ 326,566	$ 315,463
Portfolio turnover rate	12%	19%	8%	17%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/11	% of fund's investments 6/30/11	% of fund's investments 12/31/10
1 - 7	86.3	82.3	81.4
8 - 30	0.6	3.5	1.8
31 - 60	4.2	3.6	5.6
61 - 90	1.0	3.1	0.0
91 - 180	4.3	2.2	4.5
> 180	3.6	5.3	6.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	12/31/11	6/30/11	12/31/10
Fidelity Pennsylvania Municipal Money Market Fund	22 Days	26 Days	29 Days
Pennsylvania Tax-Free Money Market Funds Average*	25 Days	26 Days	27 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	12/31/11	6/30/11	12/31/10
Fidelity Pennsylvania Municipal Money Market Fund	22 Days	29 Days	29 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
Variable Rate Demand Notes (VRDNs) 80.9%	Variable Rate Demand Notes (VRDNs) 70.1%
Commercial Paper (including CP Mode) 4.5%	Commercial Paper (including CP Mode) 6.8%
Tender Bonds 1.1%	Tender Bonds 1.1%
Municipal Notes 2.3%	Municipal Notes 1.0%
Fidelity Municipal Cash Central Fund 0.9%	Fidelity Municipal Cash Central Fund 2.3%
Other Investments 8.8%	Other Investments 12.4%
Net Other Assets 1.5%	Net Other Assets 6.3%

Current and Historical Seven-Day Yields

	1/2/12	10/3/11	6/27/11	3/28/11	1/3/11
Fidelity Pennsylvania Municipal Money Market Fund	.01%	.01%	.01%	.01%	.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending January 2, 2012, the most recent period shown in the table, would have been -.34%.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments December 31, 2011

Showing Percentage of Net Assets

Municipal Securities - 98.5%
	Principal Amount	Value
Arizona - 0.6%
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.3% 1/6/12 (Liquidity Facility Deutsche Postbank AG) (b)(f)	$ 4,000,000	$ 4,000,000
District of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.28% 1/6/12, LOC Bank of America NA, VRDN (b)	1,010,000	1,010,000
Florida - 0.4%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.16% 1/6/12, LOC PNC Bank NA, VRDN (b)(e)	3,120,000	3,120,000
Georgia - 0.4%
Coweta County Dev. Auth. Rev. (W.Y. Industries, Inc. Proj.) Series 2007, 0.24% 1/6/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	2,475,000	2,475,000
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.12% 1/6/12, VRDN (b)	2,600,000	2,600,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.45% tender 1/12/12, CP mode (e)	1,100,000	1,100,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.55% tender 1/11/12, CP mode	1,200,000	1,200,000
Michigan - 1.5%
Michigan Fin. Auth. Rev. Series 2011 L, 0.24% 1/6/12, LOC Citibank NA, VRDN (b)	10,700,000	10,700,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.6% tender 1/10/12, CP mode (e)	1,200,000	1,200,000
Series 1990 B, 0.6% tender 1/26/12, CP mode	800,000	800,000
		2,000,000
Pennsylvania - 92.8%
Allegheny County Series C-58 A, 0.1% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	7,845,000	7,845,000
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	3,265,000	3,265,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	8,750,000	8,750,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev.: - continued
(South Hills Health Sys. Proj.) Series 2000 A, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	$ 4,800,000	$ 4,800,000
Bonds:
Series 2010 A, 4% 5/15/12	5,000,000	5,067,164
Series 2011 A, 2% 10/15/12	1,505,000	1,524,273
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 0.21% 1/6/12, LOC PNC Bank NA, VRDN (b)(e)	300,000	300,000
(R.I. Lampus Co. Proj.) Series 1997 A, 0.21% 1/6/12, LOC PNC Bank NA, VRDN (b)(e)	710,000	710,000
(The Neighborhood Academy Proj.) 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	4,500,000	4,500,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.13% 1/6/12, LOC PNC Bank NA, VRDN (b)(e)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	400,000	400,000
Allegheny County Port Auth. Spl. Rev. Bonds 2% 3/1/12	6,600,000	6,613,557
Beaver County Hosp. Auth. Rev. Bonds (Heritage Valley Health Sys. Proj.) Series 2012, 3% 5/15/12 (a)	3,235,000	3,261,301
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.09% 1/6/12, LOC Citibank NA, VRDN (b)	3,695,000	3,695,000
Series 2005 A, 0.09% 1/6/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	6,700,000	6,700,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.09% 1/6/12, LOC Wells Fargo Bank NA, VRDN (b)	7,040,000	7,040,000
Berks County Muni. Auth. Rev. Participating VRDN Series Putters 3779 Z, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,750,000	2,750,000
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.06% 1/6/12, LOC PNC Bank NA, VRDN (b)	5,000,000	5,000,000
Bucks County Indl. Dev. Auth. Rev. (Snowball Real Estate LP Proj.) 0.29% 1/6/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,395,000	1,395,000
Butler Co. Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	6,600,000	6,600,000
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) Series 2008, 0.1% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.19% 1/6/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 2,820,000	$ 2,820,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.1% 1/6/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	14,230,000	14,230,000
Chester County Intermediate Unit Rev. Series 2003, 0.1% 1/6/12, LOC PNC Bank NA, VRDN (b)	2,235,000	2,235,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	2,000,000	2,000,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.29% 1/6/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	8,000,000	8,000,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.1% 1/3/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,715,000	4,715,000
Series 2008, 0.1% 1/3/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,310,000	7,310,000
Delaware County Indl. Dev. Auth. Rev.:
(The Agnes Irwin School Proj.) Series 2003, 0.27% 1/6/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,835,000	7,835,000
Series 1997 G, 0.07% 1/6/12, VRDN (b)	700,000	700,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.1% 1/6/12, LOC Manufacturers & Traders Trust Co., VRDN (b)	13,100,000	13,100,000
Franklin County Indl. Dev. Auth. Bonds (The Chambersburg Hosp. Proj.) Series 2010, 3% 7/1/12	1,000,000	1,011,800
Geisinger Auth. Health Sys. Rev.:
Bonds Series 2011 A, 0.5% 6/1/12	2,350,000	2,350,000
Participating VRDN:
Series Putters 3446, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,600,000	6,600,000
Series Putters 3915 Z, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series WF 11 69C, 0.11% 1/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	1,600,000	1,600,000
Haverford Township School District Series 2009, 0.1% 1/6/12, LOC TD Banknorth, NA, VRDN (b)	5,775,000	5,775,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Lancaster Gen. Hosp. Proj.) Series 2008, 0.14% 1/3/12, LOC Bank of America NA, VRDN (b)	23,235,000	23,235,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.07% 1/6/12, LOC PNC Bank NA, VRDN (b)	$ 1,000,000	$ 1,000,000
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) Series 2008, 0.09% 1/6/12, LOC Bank of America NA, VRDN (b)	14,895,000	14,895,000
Lower Merion School District Series 2009 A, 0.09% 1/6/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)	450,000	450,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.1% 1/6/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (b)	1,950,000	1,950,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.13% 1/6/12, LOC PNC Bank NA, VRDN (b)(e)	2,530,000	2,530,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.16% 1/6/12, LOC PNC Bank NA, VRDN (b)(e)	1,082,000	1,082,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 B, 0.12% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	24,000,000	24,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.13% 1/6/12, LOC PNC Bank NA, VRDN (b)(e)	500,000	500,000
(Westrum Harleysville II, LP Proj.) Series 2005, 0.12% 1/6/12, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)(e)	11,535,000	11,535,000
Series 2002 B5, 0.13% 1/6/12, LOC PNC Bank NA, VRDN (b)(e)	5,000,000	5,000,000
Series 2004 D2, 0.13% 1/6/12, LOC PNC Bank NA, VRDN (b)(e)	1,000,000	1,000,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.13% 1/6/12, LOC Citibank NA, VRDN (b)(e)	6,300,000	6,300,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.13% 1/6/12 (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (b)	6,600,000	6,600,000
Pennsylvania Gen. Oblig.:
Bonds:
First Series 2003, 5% 1/1/12	6,500,000	6,500,000
First Series 2004, 5.25% 2/1/12	2,000,000	2,008,479
Second Series 2005, 5.25% 1/1/12	1,600,000	1,600,000
Second Series 2002, 5.5% 5/1/12	2,000,000	2,034,917
Second Series 2003, 5% 7/1/12	2,450,000	2,508,085
Second Series 2009, 4% 7/1/12	1,000,000	1,018,741
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig.: - continued
Bonds:
Series 2010 A, 5% 7/15/12	$ 7,000,000	$ 7,178,716
Third Series 2004, 5% 9/1/12	2,175,000	2,243,647
Participating VRDN:
Series Putters 3350, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,540,000	4,540,000
Series Putters 3352Z, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,435,000	4,435,000
Series Putters 4014, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series ROC II R 11505, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(f)	5,200,000	5,200,000
Series WF 11 121C, 0.11% 1/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	6,600,000	6,600,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.08% 1/6/12, LOC TD Banknorth, NA, VRDN (b)	7,000,000	7,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Holy Family Univ. Proj.) Series 2008, 0.1% 1/6/12, LOC TD Banknorth, NA, VRDN (b)	4,640,000	4,640,000
(King's College Proj.) Series 2002 J3, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	140,000	140,000
(La Salle Univ. Proj.) Series 2007 B, 0.19% 1/6/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,885,000	3,885,000
Bonds:
(Bryn Mawr College Proj.) Series 2009, 0.43%, tender 2/11/12 (b)	7,500,000	7,500,000
Series 2010 A, 4% 4/1/12	1,700,000	1,715,492
Series AJ, 5% 6/15/12	1,860,000	1,899,238
Participating VRDN:
ROC II R 11721, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(f)	7,500,000	7,500,000
Series MS 3252, 0.17% 1/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,840,000	5,840,000
Series Putters 3583Z, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,060,000	6,060,000
Series WF 11 26C, 0.11% 1/6/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	3,000,000	3,000,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series Putters 3786 Z, 0.19% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,935,000	4,935,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Participating VRDN:
Series Putters 3950, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 3,000,000	$ 3,000,000
Series 2004 83B, 0.11% 1/6/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	6,300,000	6,300,000
Series 2004 84D, 0.08% 1/6/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	6,600,000	6,600,000
Series 2004 85B, 0.11% 1/6/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	13,370,000	13,370,000
Series 2004 86B, 0.08% 1/6/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	6,485,000	6,485,000
Series 2005 90C, 0.11% 1/6/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	17,500,000	17,500,000
Series 2005 97C, 0.09% 1/6/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	9,500,000	9,500,000
Series 2005-87 C, 0.09% 1/6/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	11,865,000	11,865,000
Series 2005-89, 0.08% 1/6/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	7,325,000	7,325,000
Series 2005-91B, 0.08% 1/6/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (b)(e)	6,600,000	6,600,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev.:
Bonds:
Series 2009, 5% 6/15/12	2,145,000	2,189,931
Series 2010, 5% 6/15/12	2,750,000	2,809,274
Participating VRDN Series Putters 3481, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,035,000	5,035,000
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.09% 1/6/12 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,000,000	4,000,000
Pennsylvania State Univ. Participating VRDN Series ROC II R 11917, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(f)	1,295,000	1,295,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series 2011 B, 0.12% 4/1/12 (b)	6,700,000	6,700,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.08% 1/6/12, LOC TD Banknorth, NA, VRDN (b)(e)	$ 6,700,000	$ 6,700,000
Series 2005 C2, 0.08% 1/6/12, LOC Royal Bank of Canada, VRDN (b)(e)	6,700,000	6,700,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.17% 1/6/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,670,000	7,670,000
(The Franklin Institute Proj.) Series 2006, 0.13% 1/6/12, LOC Bank of America NA, VRDN (b)	9,200,000	9,200,000
(William Penn Charter School Proj.) Series 2008, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	410,000	410,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B1, 0.09% 1/6/12, LOC JPMorgan Chase Bank, VRDN (b)	1,000,000	1,000,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Fifth Series A2, 0.07% 1/6/12, LOC Bank of Nova Scotia New York Branch, LOC JPMorgan Chase Bank, VRDN (b)	8,360,000	8,360,000
Philadelphia Gen. Oblig. TRAN Series 2011 A, 2% 6/29/12	9,000,000	9,072,702
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev.:
Bonds (Jefferson Health Sys. Proj.) Series B, 2.5% 5/15/12	1,000,000	1,007,166
Participating VRDN Series ROC II R 11867, 0.1% 1/6/12 (Liquidity Facility Citibank NA) (b)(f)	5,500,000	5,500,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev.:
(Children's Hosp. of Philadelphia Proj.) Series 2005 A, 0.05% 1/3/12 (Liquidity Facility Bank of America NA), VRDN (b)	1,600,000	1,600,000
Participating VRDN Series Putters 3975, 0.1% 1/6/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,665,000	3,665,000
Philadelphia Wtr. & Wastewtr. Rev. Series 2005 B, 0.09% 1/6/12, LOC Bank of America NA, VRDN (b)	4,700,000	4,700,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.07% 1/6/12, LOC PNC Bank NA, VRDN (b)	1,000,000	1,000,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 22, 0.1% 1/6/12 (Liquidity Facility Royal Bank of Canada) (b)(f)	6,600,000	6,600,000
Series RBC E 28, 0.1% 1/6/12 (Liquidity Facility Royal Bank of Canada) (b)(f)	7,000,000	7,000,000
Series RBC E 29, 0.1% 1/6/12 (Liquidity Facility Royal Bank of Canada) (b)(f)	6,500,000	6,500,000
Series RBC E 30, 0.1% 1/6/12 (Liquidity Facility Royal Bank of Canada) (b)(f)	5,000,000	5,000,000
Ridley School District Series 2009, 0.1% 1/6/12, LOC TD Banknorth, NA, VRDN (b)	6,520,000	6,520,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.21% 1/6/12, LOC Citizens Bank of Pennsylvania, VRDN (b)(e)	$ 2,005,000	$ 2,005,000
Somerset County Gen. Oblig. Series 2009 A, 0.09% 1/6/12, LOC PNC Bank NA, VRDN (b)	3,475,000	3,475,000
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.1% 1/6/12, LOC PNC Bank NA, VRDN (b)	6,995,000	6,995,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2011, 2% 6/18/12	6,600,000	6,650,982
Bonds:
(Higher Ed. Proj.) 0.17% tender 2/2/12, CP mode	10,805,000	10,805,000
(Univ. Cap. Proj.):
Series 2005 B, 0.19% tender 1/6/12, CP mode	6,700,000	6,700,000
Series C, 0.17% tender 2/1/12, CP mode	8,000,000	8,000,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.09% 1/6/12, LOC Wells Fargo Bank NA, VRDN (b)	9,200,000	9,200,000
Wilkens Area Indl. Dev. Auth. Rev. (Fairview Extended Care Proj.) Series B, 0.28% 1/6/12, LOC Bank of America NA, VRDN (b)	750,000	750,000
		636,537,465
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.15% 1/3/12, VRDN (b)(e)	500,000	500,000
Texas - 0.5%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 C, 0.08% 1/6/12, LOC Wells Fargo Bank NA, VRDN (b)	3,500,000	3,500,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.23% 1/6/12 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,000,000	1,000,000
Municipal Securities - continued
	Shares	Value
Other - 0.9%
Fidelity Municipal Cash Central Fund, 0.10% (c)(d)	6,361,000	$ 6,361,000
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $676,103,465)		676,103,465
NET OTHER ASSETS (LIABILITIES) - 1.5%		10,058,142
NET ASSETS - 100%		$ 686,161,607
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 28,229
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $669,742,465)	$ 669,742,465
Fidelity Central Funds (cost $6,361,000)	6,361,000
Total Investments (cost $676,103,465)		$ 676,103,465
Cash		3,952,525
Receivable for securities sold on a delayed delivery basis		2,000,066
Receivable for fund shares sold		12,599,287
Interest receivable		820,312
Distributions receivable from Fidelity Central Funds		721
Other receivables		24
Total assets		695,476,400

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,261,301
Payable for fund shares redeemed	5,969,314
Distributions payable	80
Accrued management fee	83,869
Other affiliated payables	229
Total liabilities		9,314,793

Net Assets		$ 686,161,607
Net Assets consist of:
Paid in capital		$ 686,176,431
Accumulated undistributed net realized gain (loss) on investments		(14,824)
Net Assets, for 686,029,960 shares outstanding		$ 686,161,607
Net Asset Value, offering price and redemption price per share ($686,161,607 ÷ 686,029,960 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2011

Investment Income
Interest		$ 1,488,411
Income from Fidelity Central Funds		28,229
Total income		1,516,640

Expenses
Management fee	$ 3,304,939
Independent trustees' compensation	2,408
Total expenses before reductions	3,307,347
Expense reductions	(1,856,876)	1,450,471
Net investment income (loss)		66,169
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		14,020
Net increase in net assets resulting from operations		$ 80,189

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 66,169	$ 66,633
Net realized gain (loss)	14,020	(70)
Net increase in net assets resulting from operations	80,189	66,563
Distributions to shareholders from net investment income	(66,105)	(66,616)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,803,354,473	1,796,141,406
Reinvestment of distributions	65,495	66,009
Cost of shares redeemed	(1,788,062,125)	(1,803,565,907)
Net increase (decrease) in net assets and shares resulting from share transactions	15,357,843	(7,358,492)
Total increase (decrease) in net assets	15,371,927	(7,358,545)

Net Assets
Beginning of period	670,789,680	678,148,225
End of period	$ 686,161,607	$ 670,789,680

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-D	-D	.001	.018	.032
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	-D	-D	.001	.018	.032
Distributions from net investment income	-D	-D	(.001)	(.018)	(.032)
Distributions from net realized gain	-	-	-	-D	-
Total distributions	-D	-D	(.001)	(.018)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.09%	1.85%	3.25%
Ratios to Average Net AssetsB,C
Expenses before reductions	.50%	.50%	.53%	.51%	.50%
Expenses net of fee waivers, if any	.22%	.30%	.49%	.51%	.50%
Expenses net of all reductions	.22%	.30%	.49%	.46%	.40%
Net investment income (loss)	.01%	.01%	.09%	1.82%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 686,162	$ 670,790	$ 678,148	$ 848,937	$ 720,414

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2011

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Money Market Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales, futures transactions, and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Pennsylvania Municipal Income Fund	$ 395,206,362	$ 20,982,400	$ (352,893)	$ 20,629,507
Fidelity Pennsylvania Municipal Money Market Fund	676,103,465	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$ 6,502	$ (374,119)	$ 20,629,507
Fidelity Pennsylvania Municipal Money Market Fund	3,531	(18,123)	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	Total with expiration
Fidelity Pennsylvania Municipal Money Market Fund	(11,336)	(1,789)	(13,125)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Pennsylvania Municipal Income Fund	$ (374,119)	$ -	$ (374,119)
Fidelity Pennsylvania Municipal Money Market Fund	-	(4,998)	(18,123)

The tax character of distributions paid was as follows:

December 31, 2011	Tax-Exempt Income
Fidelity Pennsylvania Municipal Income Fund	$ 15,776,599
Fidelity Pennsylvania Municipal Money Market Fund	66,105
December 31, 2010	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Pennsylvania Municipal Income Fund	$ 17,451,496	$ 3,009,138	$ 20,460,634
Fidelity Pennsylvania Municipal Money Market Fund	66,616	-	66,616

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes

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4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $48,040,382 and $78,114,735, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.09%

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 1,292

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,856,041.

Through arrangements with the Income Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction
Fidelity Pennsylvania Municipal Income Fund	$ 2,429

In addition, through an arrangement with Money Market Fund's custodian, $835 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also

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9. Other - continued

enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Pennsylvania Municipal Income Fund and Fidelity Pennsylvania Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Pennsylvania Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Pennsylvania Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2011 the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Robert P. Brown (48)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2011, 100% of each fund's income dividends were free from federal income tax, and 4.94% of Fidelity Pennsylvania Municipal Income Fund and 24.68% of Fidelity Pennsylvania Municipal Money Market's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Pennsylvania Municipal Income Fund / Fidelity Pennsylvania Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Pennsylvania Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period and the second quartile for the three- and five-year periods. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 29% would mean that 71% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, Fidelity Pennsylvania Municipal Money Market Fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Pennsylvania Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of Fidelity Pennsylvania Municipal Income Fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

In its review of Fidelity Pennsylvania Municipal Money Market Fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that each fund's total expense ratio ranked below its competitive median for 2010. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield for Fidelity Pennsylvania Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid by the fund in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that Fidelity Pennsylvania Municipal Income Fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

PFR-UANN-0212
1.787740.108

Item 2. Code of Ethics

As of the end of the period, December 31, 2011, Fidelity Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Michigan Municipal Money Market Fund, Fidelity Ohio Municipal Money Market Fund and Fidelity Pennsylvania Money Market Fund (the "Funds"):

Services Billed by PwC

December 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Michigan Municipal Money Market Fund	$33,000	$-	$2,000	$2,000
Fidelity Ohio Municipal Money Market Fund	$33,000	$-	$2,000	$2,000
Fidelity Pennsylvania Municipal Money Market Fund	$33,000	$-	$2,000	$1,900

December 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Michigan Municipal Money Market Fund	$36,000	$-	$2,000	$2,200
Fidelity Ohio Municipal Money Market Fund	$36,000	$-	$2,000	$2,300
Fidelity Pennsylvania Municipal Money Market Fund	$36,000	$-	$2,000	$2,100

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2011A	December 31, 2010A
Audit-Related Fees	$3,845,000	$2,505,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2011 A	December 31, 2010 A
PwC	$5,060,000	$5,025,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 27, 2012